Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 16.7%
Technology - 4.8%
Apple, Inc.	17,350	$2,455,025
Microsoft Corp.	8,245	2,324,430
Oracle Corp.	7,015	611,217
Broadcom, Inc.	1,190	577,067
Texas Instruments, Inc.	2,923	561,830
QUALCOMM, Inc.	4,355	561,708
Intel Corp.	10,402	554,219
Applied Materials, Inc.	3,761	484,153
International Business Machines Corp.	3,058	424,848
NetApp, Inc.	4,192	376,274
HP, Inc.	13,303	363,970
Lam Research Corp.	601	342,059
Qorvo, Inc.*	2,030	339,396
Teradyne, Inc.	2,788	304,366
NVIDIA Corp.	1,300	269,308
KLA Corp.	701	234,491
Cerner Corp.	3,295	232,364
Cognizant Technology Solutions Corp. — Class A	2,498	185,376
Hewlett Packard Enterprise Co.	12,723	181,303
Seagate Technology Holdings plc	2,112	174,282
Advanced Micro Devices, Inc.*	1,410	145,089
Adobe, Inc.*	199	114,568
Total Technology		11,817,343
Consumer, Non-cyclical - 3.2%
Merck & Company, Inc.	8,609	646,622
Amgen, Inc.	2,609	554,804
Bristol-Myers Squibb Co.	9,242	546,849
Gilead Sciences, Inc.	7,541	526,739
AbbVie, Inc.	4,800	517,776
Quest Diagnostics, Inc.	2,998	435,639
Laboratory Corporation of America Holdings*	1,543	434,262
PerkinElmer, Inc.	2,467	427,506
Hologic, Inc.*	5,791	427,434
Pfizer, Inc.	9,099	391,348
Incyte Corp.*	5,106	351,191
Bio-Rad Laboratories, Inc. — Class A*	439	327,472
Philip Morris International, Inc.	3,452	327,215
DaVita, Inc.*	2,719	316,111
Vertex Pharmaceuticals, Inc.*	1,402	254,309
Molson Coors Beverage Co. — Class B	4,689	217,476
McKesson Corp.	1,067	212,738
Regeneron Pharmaceuticals, Inc.*	325	196,683
United Rentals, Inc.*	550	193,012
Johnson & Johnson	1,159	187,179
Moderna, Inc.*	349	134,316
UnitedHealth Group, Inc.	312	121,911
PayPal Holdings, Inc.*	463	120,477
Total Consumer, Non-cyclical		7,869,069
Communications - 2.6%
Alphabet, Inc. — Class C*	573	1,527,223
Amazon.com, Inc.*	394	1,294,306
Facebook, Inc. — Class A*	1,987	674,368
Cisco Systems, Inc.	12,235	665,951
Motorola Solutions, Inc.	1,988	461,852
Arista Networks, Inc.*	1,253	430,581
VeriSign, Inc.*	1,915	392,594
F5 Networks, Inc.*	1,971	391,795
Juniper Networks, Inc.	12,403	341,331
AT&T, Inc.	8,142	219,915
Walt Disney Co.*	721	121,971
Total Communications		6,521,887
Financial - 2.4%
Goldman Sachs Group, Inc.	1,456	550,412
Capital One Financial Corp.	3,284	531,910
MetLife, Inc.	8,015	494,766
Allstate Corp.	3,642	463,663
Travelers Companies, Inc.	3,049	463,479
Raymond James Financial, Inc.	4,940	455,817
Aflac, Inc.	8,621	449,413
Discover Financial Services	3,557	436,977
Everest Re Group Ltd.	1,580	396,232
Synchrony Financial	7,940	388,107
Western Union Co.	18,934	382,845
Berkshire Hathaway, Inc. — Class B*	1,166	318,248
Progressive Corp.	3,208	289,971
JPMorgan Chase & Co.	1,376	225,237
Visa, Inc. — Class A	590	131,423
Total Financial		5,978,500
Consumer, Cyclical - 2.3%
AutoZone, Inc.*	315	534,867
O'Reilly Automotive, Inc.*	845	516,346
Home Depot, Inc.	1,514	496,986
Yum! Brands, Inc.	3,708	453,525
Domino's Pizza, Inc.	898	428,310
Target Corp.	1,788	409,041
Starbucks Corp.	3,693	407,375
Whirlpool Corp.	1,631	332,496
PulteGroup, Inc.	6,562	301,327
McDonald's Corp.	1,111	267,873
BorgWarner, Inc.	5,872	253,729
Tapestry, Inc.	6,669	246,886
Tesla, Inc.*	307	238,072
Newell Brands, Inc.	9,320	206,345
NVR, Inc.*	42	201,351
General Motors Co.*	3,732	196,714
Hasbro, Inc.	1,971	175,853
Total Consumer, Cyclical		5,667,096
Industrial - 1.3%
3M Co.	2,929	513,805
Keysight Technologies, Inc.*	2,660	437,011
Snap-on, Inc.	1,996	417,064
Waters Corp.*	1,118	399,461
Huntington Ingalls Industries, Inc.	1,983	382,838
Sealed Air Corp.	6,614	362,381
Mettler-Toledo International, Inc.*	238	327,812
Masco Corp.	5,719	317,691
Garmin Ltd.	888	138,049
Total Industrial		3,296,112
Energy - 0.1%
ONEOK, Inc.	4,724	273,945

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 16.7% (continued)
Total Common Stocks
(Cost $37,675,899)		$41,423,952

MUTUAL FUNDS† - 84.1%
Guggenheim Strategy Fund III[1]	2,748,732	69,103,118
Guggenheim Variable Insurance Strategy Fund III[1]	2,477,044	62,074,725
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,133,534	61,151,334
Guggenheim Strategy Fund II1	671,746	16,786,943
Total Mutual Funds
(Cost $207,965,794)		209,116,120

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	984,445	984,445
Total Money Market Fund
(Cost $984,445)		984,445
Total Investments - 101.2%
(Cost $246,626,138)		$251,524,517
Other Assets & Liabilities, net - (1.2)%		(2,906,294)
Total Net Assets - 100.0%		$248,618,223

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	2	Dec 2021	$429,700	$(13,782)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	0.36% (3 Month USD LIBOR + 0.23%)	At Maturity	10/05/21	23,030	$207,138,499	$12,364,646

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,423,952	$—	$—	$41,423,952
Mutual Funds	209,116,120	—	—	209,116,120
Money Market Fund	984,445	—	—	984,445
Equity Index Swap Agreements**	—	12,364,646	—	12,364,646
Total Assets	$251,524,517	$12,364,646	$—	$263,889,163

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$13,782	$—	$—	$13,782

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,600,429	$166,573	$–	$–	$19,941	$16,786,943	671,746	$168,185
Guggenheim Strategy Fund III	57,516,275	11,502,376	–	–	84,467	69,103,118	2,748,732	708,984
Guggenheim Ultra Short Duration Fund — Institutional Class	47,177,063	15,398,003	(1,367,999)	43,946	(99,679)	61,151,334	6,133,534	396,527
Guggenheim Variable Insurance Strategy Fund III	57,356,264	4,671,337	–	–	47,124	62,074,725	2,477,044	677,497
	$178,650,031	$31,738,289	$(1,367,999)	$43,946	$51,853	$209,116,120		$1,951,193

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.9%
Consumer, Non-cyclical - 21.7%
Johnson & Johnson	32,219	$5,203,368
Tyson Foods, Inc. — Class A	65,226	5,148,940
Humana, Inc.	9,178	3,571,619
HCA Healthcare, Inc.	13,304	3,229,147
Archer-Daniels-Midland Co.	52,046	3,123,280
McKesson Corp.	14,704	2,931,684
Ingredion, Inc.	31,921	2,841,288
Medtronic plc	21,543	2,700,415
Quest Diagnostics, Inc.	17,401	2,528,539
Henry Schein, Inc.*	29,932	2,279,621
Merck & Company, Inc.	29,200	2,193,212
J M Smucker Co.	17,762	2,131,973
Bunge Ltd.	25,800	2,098,056
Zimmer Biomet Holdings, Inc.	13,693	2,004,108
Encompass Health Corp.	25,501	1,913,595
Amgen, Inc.	6,861	1,458,992
Pfizer, Inc.	29,771	1,280,451
Procter & Gamble Co.	8,583	1,199,903
Bristol-Myers Squibb Co.	16,678	986,837
Total Consumer, Non-cyclical		48,825,028
Financial - 20.1%
JPMorgan Chase & Co.	38,094	6,235,607
Berkshire Hathaway, Inc. — Class B*	18,228	4,975,150
Wells Fargo & Co.	103,435	4,800,419
Bank of America Corp.	105,080	4,460,646
Citigroup, Inc.	40,185	2,820,183
Allstate Corp.	21,352	2,718,323
STAG Industrial, Inc. REIT	57,864	2,271,162
Charles Schwab Corp.	27,103	1,974,182
Voya Financial, Inc.	30,830	1,892,654
Medical Properties Trust, Inc. REIT	87,952	1,765,197
Regions Financial Corp.	70,117	1,494,193
KeyCorp	64,668	1,398,122
Zions Bancorp North America	20,791	1,286,755
Park Hotels & Resorts, Inc. REIT*	64,125	1,227,353
American Tower Corp. — Class A REIT	4,618	1,225,663
Jones Lang LaSalle, Inc.*	4,866	1,207,206
Mastercard, Inc. — Class A	3,197	1,111,533
American International Group, Inc.	18,813	1,032,646
BOK Financial Corp.	9,366	838,725
Gaming and Leisure Properties, Inc. REIT	12,532	580,482
Total Financial		45,316,201
Consumer, Cyclical - 9.7%
Walmart, Inc.	25,244	3,518,509
LKQ Corp.*	49,954	2,513,685
Southwest Airlines Co.*	47,188	2,426,879
Kohl's Corp.	50,896	2,396,692
Home Depot, Inc.	5,978	1,962,338
Lear Corp.	12,115	1,895,755
DR Horton, Inc.	20,604	1,730,118
PACCAR, Inc.	20,253	1,598,367
PVH Corp.*	14,248	1,464,552
Ralph Lauren Corp. — Class A	11,569	1,284,622
Penske Automotive Group, Inc.	10,583	1,064,650
Total Consumer, Cyclical		21,856,167
Communications - 9.6%
Verizon Communications, Inc.	94,596	5,109,130
Comcast Corp. — Class A	82,304	4,603,263
Cisco Systems, Inc.	46,985	2,557,394
Alphabet, Inc. — Class A*	859	2,296,554
T-Mobile US, Inc.*	15,182	1,939,652
FireEye, Inc.*	82,418	1,467,040
Walt Disney Co.*	8,284	1,401,404
Juniper Networks, Inc.	43,590	1,199,597
ViacomCBS, Inc. — Class B	27,281	1,077,872
Total Communications		21,651,906
Technology - 8.2%
Micron Technology, Inc.	64,631	4,587,508
Skyworks Solutions, Inc.	15,817	2,606,325
DXC Technology Co.*	75,160	2,526,128
Apple, Inc.	16,014	2,265,981
Leidos Holdings, Inc.	23,089	2,219,546
Qorvo, Inc.*	12,467	2,084,358
Amdocs Ltd.	15,609	1,181,757
Cerner Corp.	12,890	909,003
Total Technology		18,380,606
Energy - 8.1%
ConocoPhillips	55,659	3,772,010
Chevron Corp.	36,592	3,712,258
Range Resources Corp.*	107,163	2,425,099
Marathon Oil Corp.	158,094	2,161,145
Cabot Oil & Gas Corp. — Class A	91,049	1,981,226
Patterson-UTI Energy, Inc.	176,554	1,588,986
Exxon Mobil Corp.	26,250	1,544,025
Pioneer Natural Resources Co.	7,109	1,183,720
Total Energy		18,368,469
Industrial - 6.8%
Johnson Controls International plc	46,562	3,169,941
L3Harris Technologies, Inc.	10,969	2,415,813
Knight-Swift Transportation Holdings, Inc.	46,371	2,371,877
Valmont Industries, Inc.	7,628	1,793,495
Curtiss-Wright Corp.	14,040	1,771,567
Owens Corning	17,203	1,470,857
FedEx Corp.	6,009	1,317,713
Advanced Energy Industries, Inc.	12,693	1,113,811
Total Industrial		15,425,074
Utilities - 6.8%
Exelon Corp.	76,577	3,701,732
Public Service Enterprise Group, Inc.	48,378	2,946,220
Edison International	48,175	2,672,267
Duke Energy Corp.	21,954	2,142,491
Pinnacle West Capital Corp.	23,291	1,685,337
NiSource, Inc.	51,045	1,236,820
PPL Corp.	33,862	944,073
Total Utilities		15,328,940
Basic Materials - 4.9%
Huntsman Corp.	123,085	3,642,085
Westlake Chemical Corp.	30,967	2,822,332
Reliance Steel & Aluminum Co.	10,519	1,498,116

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Basic Materials - 4.9% (continued)
Nucor Corp.	11,318	$1,114,710
International Flavors & Fragrances, Inc.	6,793	908,360
DuPont de Nemours, Inc.	8,550	581,315
Dow, Inc.	9,877	568,520
Total Basic Materials		11,135,438
Total Common Stocks
(Cost $158,905,554)		216,287,829

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	10,283,787	10,283,787
Total Money Market Fund
(Cost $10,283,787)		10,283,787
Total Investments - 100.5%
(Cost $169,189,341)		$226,571,616
Other Assets & Liabilities, net - (0.5)%		(1,070,044)
Total Net Assets - 100.0%		$225,501,572

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$216,287,829	$—	$—	$216,287,829
Money Market Fund	10,283,787	—	—	10,283,787
Total Assets	$226,571,616	$—	$—	$226,571,616

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 97.8%
Consumer, Non-cyclical - 17.8%
Philip Morris International, Inc.	15,200	$1,440,808
AbbVie, Inc.	12,408	1,338,451
Bristol-Myers Squibb Co.	21,094	1,248,132
Merck & Company, Inc.	16,500	1,239,315
Anthem, Inc.	3,023	1,126,974
AmerisourceBergen Corp. — Class A	8,977	1,072,303
Archer-Daniels-Midland Co.	17,825	1,069,678
Cigna Corp.	5,100	1,020,816
Johnson & Johnson	6,300	1,017,450
Kimberly-Clark Corp.	7,600	1,006,544
CVS Health Corp.	11,700	992,862
Humana, Inc.	2,331	907,109
Kellogg Co.	14,190	907,025
PepsiCo, Inc.	5,495	826,503
Square, Inc. — Class A*	3,400	815,456
Cardinal Health, Inc.	16,200	801,252
Colgate-Palmolive Co.	9,839	743,632
Bunge Ltd.	8,813	716,673
Campbell Soup Co.	15,200	635,512
Kroger Co.	15,654	632,891
Kesko Oyj — Class B††	18,200	627,850
Tyson Foods, Inc. — Class A	7,100	560,474
Randstad N.V.††	7,800	525,210
Seven & i Holdings Company Ltd.††	10,500	478,020
Quest Diagnostics, Inc.	3,100	450,461
McKesson Corp.	1,800	358,884
Amgen, Inc.	1,300	276,445
J M Smucker Co.	2,300	276,069
Clorox Co.	1,600	264,976
Total Consumer, Non-cyclical		23,377,775
Financial - 16.4%
Citigroup, Inc.	20,179	1,416,162
Commonwealth Bank of Australia††	17,400	1,290,907
Australia & New Zealand Banking Group Ltd.††	52,200	1,048,023
Allianz AG††	4,400	985,912
Alexandria Real Estate Equities, Inc. REIT	4,900	936,243
National Australia Bank Ltd.††	47,000	926,635
Prudential Financial, Inc.	8,800	925,760
Daiwa House REIT Investment Corp. ††	300	881,022
Medical Properties Trust, Inc. REIT	42,500	852,975
Allstate Corp.	6,500	827,515
Admiral Group plc††	18,400	768,662
Westpac Banking Corp.††	40,300	745,084
REA Group Ltd.††	6,200	698,120
EXOR N.V.††	8,300	696,591
RenaissanceRe Holdings Ltd.	4,700	655,180
Western Union Co.	31,500	636,930
Toronto-Dominion Bank	9,100	602,523
Bank of Nova Scotia	9,600	590,979
Voya Financial, Inc.	9,600	589,344
Berkshire Hathaway, Inc. — Class B*	2,100	573,174
Sun Life Financial, Inc.	10,400	535,439
GLP J-REIT	300	493,836
Canadian Apartment Properties REIT	10,400	485,426
Weyerhaeuser Co. REIT	13,200	469,524
Manulife Financial Corp.	23,400	450,483
Power Corporation of Canada	13,000	428,577
Everest Re Group Ltd.	1,600	401,248
AXA S.A.††	13,300	368,628
Goldman Sachs Group, Inc.	800	302,424
BNP Paribas S.A.††	4,700	300,743
Assurant, Inc.	1,800	283,950
NN Group N.V.††	5,200	272,418
American Tower Corp. — Class A REIT	800	212,328
Total Financial		21,652,765
Technology - 16.3%
Apple, Inc.	29,077	4,114,396
Microsoft Corp.	13,965	3,937,013
Accenture plc — Class A	4,894	1,565,688
Intel Corp.	23,667	1,260,978
NetApp, Inc.	13,900	1,247,664
International Business Machines Corp.	8,724	1,212,025
QUALCOMM, Inc.	7,800	1,006,044
Cognizant Technology Solutions Corp. — Class A	13,400	994,414
Seagate Technology Holdings plc	11,700	965,484
VMware, Inc. — Class A*	6,259	930,713
HP, Inc.	31,400	859,104
Citrix Systems, Inc.	6,600	708,642
Texas Instruments, Inc.	3,400	653,514
ASML Holding N.V.††	800	597,714
Lam Research Corp.	800	455,320
Logitech International S.A.††	4,400	391,573
Skyworks Solutions, Inc.	2,100	346,038
NVIDIA Corp.	1,300	269,308
Total Technology		21,515,632
Industrial - 11.4%
Deutsche Post AG††	19,100	1,197,892
3M Co.	6,790	1,191,102
Lockheed Martin Corp.	3,422	1,180,932
Northrop Grumman Corp.	3,119	1,123,308
DSV A/S††	3,900	933,567
Kuehne + Nagel International AG††	2,600	887,910
FedEx Corp.	3,863	847,117
Sika AG††	2,600	822,297
Bouygues S.A.††	18,400	761,245
Arrow Electronics, Inc.*	6,400	718,656
AP Moller - Maersk A/S — Class B††	250	676,808
Lennox International, Inc.	2,300	676,591
Obayashi Corp.††	80,200	661,088
Huntington Ingalls Industries, Inc.	3,400	656,404
CK Infrastructure Holdings Ltd.††	116,600	650,379
Illinois Tool Works, Inc.	3,100	640,553
CRH plc ADR††	13,300	627,762

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Industrial - 11.4% (continued)
Mitsubishi Heavy Industries Ltd.††	21,100	$565,369
BAE Systems plc††	27,000	204,452
Total Industrial		15,023,432
Communications - 10.6%
Amazon.com, Inc.*	1,079	3,544,558
Alphabet, Inc. — Class C*	1,106	2,947,833
Verizon Communications, Inc.	28,431	1,535,558
KDDI Corp.††	33,900	1,116,124
Nippon Telegraph & Telephone Corp.††	36,400	1,008,641
Facebook, Inc. — Class A*	2,944	999,164
Juniper Networks, Inc.	26,200	721,024
HKT Trust & HKT Ltd.††	489,400	669,191
Interpublic Group of Companies, Inc.	13,300	487,711
CDW Corp.	2,100	382,242
ViacomCBS, Inc. — Class B	7,800	308,178
Corning, Inc.	7,800	284,622
Total Communications		14,004,846
Consumer, Cyclical - 10.2%
Mitsubishi Corp.††	38,900	1,221,588
Daiwa House Industry Company Ltd.††	33,700	1,123,420
Volvo AB — Class B††	47,300	1,056,514
ITOCHU Corp.††	36,200	1,054,389
Best Buy Company, Inc.	8,400	887,964
Subaru Corp.††	48,000	887,051
Cummins, Inc.	3,900	875,784
BorgWarner, Inc.	17,700	764,817
Home Depot, Inc.	2,300	754,998
Whirlpool Corp.	3,686	751,428
Persimmon plc††	20,900	747,298
Wesfarmers Ltd.††	18,300	727,655
Autoliv, Inc.	7,200	617,184
PACCAR, Inc.	6,000	473,520
Dollar General Corp.	2,100	445,494
Tesla, Inc.*	534	414,106
Kingfisher plc††	78,000	352,020
ABC-Mart, Inc.††	3,900	219,080
Total Consumer, Cyclical		13,374,310
Energy - 7.0%
Exxon Mobil Corp.	28,200	1,658,724
Chevron Corp.	14,900	1,511,605
Suncor Energy, Inc.	57,700	1,196,464
Valero Energy Corp.	16,400	1,157,348
TC Energy Corp.	22,600	1,087,884
Imperial Oil Ltd.	26,100	825,002
Phillips 66	9,400	658,282
Marathon Petroleum Corp.	9,900	611,919
DCC plc††	6,300	525,269
Total Energy		9,232,497
Utilities - 5.8%
Exelon Corp.	22,400	1,082,816
Edison International	17,500	970,725
CLP Holdings Ltd.††	93,200	897,407
Southern Co.	12,000	743,640
Power Assets Holdings Ltd.††	113,600	665,961
NRG Energy, Inc.	16,000	653,280
AGL Energy Ltd.††	143,200	591,208
Fortum Oyj††	15,600	473,764
UGI Corp.	10,800	460,296
Consolidated Edison, Inc.	5,900	428,281
HK Electric Investments & HK Electric Investments Ltd.	388,600	385,888
PPL Corp.	11,000	306,680
Total Utilities		7,659,946
Basic Materials - 2.2%
FMC Corp.	8,900	814,884
Rio Tinto plc††	10,100	662,089
Johnson Matthey plc††	15,500	555,954
Fortescue Metals Group Ltd.††	49,400	526,066
RPM International, Inc.	4,200	326,130
Total Basic Materials		2,885,123
Diversified - 0.1%
CK Hutchison Holdings Ltd.††	19,600	130,760
Total Common Stocks
(Cost $121,304,535)		128,857,086

PREFERRED STOCKS†† - 0.3%
Consumer, Cyclical - 0.3%
Volkswagen AG	2,100	468,148
Total Preferred Stocks
(Cost $379,969)		468,148

EXCHANGE-TRADED FUNDS† - 0.8%
iShares MSCI EAFE ETF	7,172	559,487
SPDR S&P 500 ETF Trust	1,263	542,004
Total Exchange-Traded Funds
(Cost $1,127,187)		1,101,491

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[1]	728,247	728,247
Total Money Market Fund
(Cost $728,247)		728,247
Total Investments - 99.5%
(Cost $123,539,938)		$131,154,972
Other Assets & Liabilities, net - 0.5%		601,582
Total Net Assets - 100.0%		$131,756,554

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
British Pound Futures Contracts	23	Dec 2021	$1,936,600	$(4,515)
Canadian Dollar Futures Contracts	79	Dec 2021	6,235,470	(25,739)
			$8,172,070	$(30,254)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,053,756	$34,803,330	$—	$128,857,086
Preferred Stocks	—	468,148	—	468,148
Exchange-Traded Funds	1,101,491	—	—	1,101,491
Money Market Fund	728,247	—	—	728,247
Total Assets	$95,883,494	$35,271,478	$—	$131,154,972

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$30,254	$—	$—	$30,254

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 1.3%
Financial - 1.3%
Pershing Square Tontine Holdings Ltd. — Class A*,1	76,590	$1,508,823
KKR Acquisition Holdings I Corp. — Class A*,1	33,829	329,833
RXR Acquisition Corp. — Class A*,1	7,156	69,556
TPG Pace Beneficial II Corp.*,1	5,744	56,234
MSD Acquisition Corp. — Class A*,1	4,876	47,297
AfterNext HealthTech Acquisition Corp.*,1	4,100	40,836
Conyers Park III Acquisition Corp.*,1	3,800	38,038
TPG Pace Solutions Corp.*,1	3,356	33,728
Waverley Capital Acquisition Corp. 1*,1	3,000	29,580
Acropolis Infrastructure Acquisition Corp. — Class A*,1	2,700	26,136
Blue Whale Acquisition Corp. I*,1	2,200	21,824
Colicity, Inc. — Class A*,1	2,210	21,592
Colicity, Inc.*,1	434	4,305
RXR Acquisition Corp.*,1	109	1,074
Total Financial		2,228,856
Communications - 0.0%
Figs, Inc. — Class A*	1,346	49,990
Total Common Stocks
(Cost $2,237,511)		2,278,846

PREFERRED STOCKS†† - 2.5%
Financial - 2.5%
First Republic Bank, 4.25%	24,000	602,400
Wells Fargo & Co., 4.70%	16,000	420,480
Bank of America Corp., 4.13%	16,000	411,360
Public Storage, 4.63%	13,639	372,072
Bank of America Corp., 4.38%	12,000	316,200
W R Berkley Corp., 4.13% due 03/30/61	11,368	302,389
Equitable Holdings, Inc., 4.30%	12,000	300,000
Arch Capital Group Ltd., 4.55%	10,000	262,000
American Financial Group, Inc., 4.50% due 09/15/60	8,999	245,583
JPMorgan Chase & Co., 4.63%	8,000	211,200
RenaissanceRe Holdings Ltd., 4.20%	8,000	199,200
CNO Financial Group, Inc., 5.13% due 11/25/60	6,000	159,900
First Republic Bank, 4.13%	6,000	149,940
Assurant, Inc., 5.25% due 01/15/61	4,000	108,080
Selective Insurance Group, Inc., 4.60%	4,000	104,120
Public Storage, 4.13%	2,323	60,630
W R Berkley Corp., 4.25% due 09/30/60	2,075	56,274
Total Financial		4,281,828
Total Preferred Stocks
(Cost $4,110,100)		4,281,828

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,1	8,510	10,978
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	8,457	8,118
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	684	2,319
MSD Acquisition Corp.
Expiring 05/13/23*,1	974	1,120
RXR Acquisition Corp.
Expiring 03/08/26*,1	1,428	1,071
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	900	828
Colicity, Inc.
Expiring 12/31/27*,1	441	366
Total Warrants
(Cost $59,802)		24,800

MUTUAL FUNDS† - 4.1%
Guggenheim Total Return Bond Fund — R6-Class[2]	239,873	6,951,509
Total Mutual Funds
(Cost $6,378,855)		6,951,509

	Face Amount~
CORPORATE BONDS†† - 42.0%
Financial - 18.3%
Pershing Square Holdings Ltd.
3.25% due 11/15/30[3]	1,000,000	1,006,330
3.25% due 10/01/31	1,000,000	998,330
Wells Fargo & Co.
3.07% due 04/30/41[4]	1,100,000	1,127,906
3.90%[4,5]	350,000	360,937
Citigroup, Inc.
3.88%[4,5]	600,000	613,380
2.57% due 06/03/31[4]	590,000	600,744
4.00%[4,5]	200,000	207,240
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	950,000	1,079,446
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	700,000	666,834
3.95% due 05/15/60[3]	280,000	310,042
Bank of America Corp.
2.59% due 04/29/31[4]	890,000	907,394
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	800,000	838,378
Reinsurance Group of America, Inc.
3.15% due 06/15/30	750,000	796,490
Wilton RE Ltd.
6.00%†††,3,4,5	700,000	763,455

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 42.0% (continued)
Financial - 18.3% (continued)
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	$761,548
Macquarie Bank Ltd.
3.05% due 03/03/36[3,4]	450,000	445,051
3.62% due 06/03/30[3]	290,000	304,090
Markel Corp.
6.00% [4,5]	660,000	731,280
JPMorgan Chase & Co.
3.65% [4,5]	250,000	250,312
2.96% due 05/13/31[4]	230,000	238,886
4.49% due 03/24/31[4]	200,000	233,143
American International Group, Inc.
4.38% due 06/30/50	550,000	675,539
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	350,748
4.00% due 01/15/31	290,000	312,913
Equitable Holdings, Inc.
4.95% [4,5]	550,000	596,750
Intercontinental Exchange, Inc.
2.65% due 09/15/40	600,000	573,216
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	321,845
2.45% due 03/15/31	230,000	228,498
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	350,000	342,562
2.90% due 09/16/51[3,4]	200,000	196,971
Deloitte LLP
3.56% due 05/07/30†††	500,000	520,765
Charles Schwab Corp.
4.00% [4,5]	500,000	514,230
Iron Mountain, Inc.
5.25% due 07/15/30[3]	250,000	265,307
5.63% due 07/15/32[3]	125,000	134,062
4.50% due 02/15/31[3]	100,000	101,430
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31[3]	450,000	466,092
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	250,000	258,458
3.13% due 06/15/31[3]	200,000	202,566
Crown Castle International Corp.
2.90% due 04/01/41	250,000	240,456
3.30% due 07/01/30	201,000	214,030
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	451,409
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	435,370
Ares Finance Company II LLC
3.25% due 06/15/30[3]	410,000	427,654
MetLife, Inc.
3.85% [4,5]	400,000	419,500
Alleghany Corp.
3.63% due 05/15/30	370,000	405,410
National Australia Bank Ltd.
2.99% due 05/21/31[3]	400,000	404,317
Standard Chartered plc
4.64% due 04/01/31[3,4]	350,000	403,326
First American Financial Corp.
4.00% due 05/15/30	360,000	397,435
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	291,271
5.50% due 11/15/25[3]	100,000	100,750
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	353,063
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	291,817
4.70% due 09/20/47	50,000	60,410
Belrose Funding Trust
2.33% due 08/15/30[3]	320,000	315,312
LPL Holdings, Inc.
4.00% due 03/15/29[3]	300,000	308,130
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	290,000	305,158
Jefferies Group LLC
2.75% due 10/15/32	300,000	300,213
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	280,000	297,106
SBA Communications Corp.
3.13% due 02/01/29[3]	250,000	241,563
3.88% due 02/15/27	50,000	51,813
UBS Group AG
2.10% due 02/11/32[3,4]	300,000	291,543
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	150,000	157,114
3.60% due 09/15/51	100,000	101,410
Kennedy-Wilson, Inc.
4.75% due 03/01/29	150,000	152,625
4.75% due 02/01/30	100,000	101,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	253,750
Societe Generale S.A.
2.89% due 06/09/32[3,4]	250,000	251,122
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	250,492
Assurant, Inc.
2.65% due 01/15/32	250,000	247,495
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	204,671
NFP Corp.
6.88% due 08/15/28[3]	200,000	204,210
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	201,211
Safehold Operating Partnership, LP
2.80% due 06/15/31	200,000	200,321
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	200,000	199,466
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	196,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 42.0% (continued)
Financial - 18.3% (continued)
Lincoln National Corp.
4.38% due 06/15/50	150,000	$181,284
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	161,000	174,685
Kemper Corp.
2.40% due 09/30/30	170,000	168,141
Raymond James Financial, Inc.
3.75% due 04/01/51	150,000	166,579
Bank of New York Mellon Corp.
4.70% [4,5]	140,000	153,650
Goldman Sachs Group, Inc.
3.80% [4,5]	150,000	153,563
Prudential Financial, Inc.
3.70% due 10/01/50[4]	130,000	135,345
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	110,000	115,875
Nasdaq, Inc.
3.25% due 04/28/50	110,000	110,560
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3,4]	100,000	107,844
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	107,587
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	103,732
Westpac Banking Corp.
2.96% due 11/16/40	100,000	98,815
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	90,789
Home Point Capital, Inc.
5.00% due 02/01/26[3]	100,000	90,652
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	89,617
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	79,428
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	58,590
Brookfield Finance LLC
3.45% due 04/15/50	50,000	51,447
Weyerhaeuser Co.
4.00% due 04/15/30	43,000	48,525
Total Financial		31,318,569
Consumer, Non-cyclical - 6.0%
CoStar Group, Inc.
2.80% due 07/15/30[3]	740,000	751,844
Altria Group, Inc.
3.70% due 02/04/51	550,000	519,485
3.40% due 05/06/30	170,000	179,711
4.45% due 05/06/50	50,000	52,426
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[3]	550,000	550,000
Sysco Corp.
5.95% due 04/01/30	426,000	541,361
Johns Hopkins University
2.81% due 01/01/60	500,000	507,249
BAT Capital Corp.
3.98% due 09/25/50	300,000	290,160
4.70% due 04/02/27	190,000	214,537
Quanta Services, Inc.
2.90% due 10/01/30	467,000	482,560
Children's Hospital Corp.
2.59% due 02/01/50	500,000	475,677
Royalty Pharma plc
3.55% due 09/02/50	310,000	303,781
2.20% due 09/02/30	160,000	156,235
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	204,785
4.88% due 10/01/49	75,000	91,272
5.50% due 06/01/50	50,000	65,824
5.00% due 06/04/42	50,000	61,301
DaVita, Inc.
3.75% due 02/15/31[3]	303,000	295,046
4.63% due 06/01/30[3]	113,000	116,233
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	250,000	242,748
3.00% due 10/15/30[3]	110,000	110,602
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	283,000	309,223
US Foods, Inc.
6.25% due 04/15/25[3]	200,000	209,790
4.75% due 02/15/29[3]	89,000	91,336
California Institute of Technology
3.65% due 09/01/19	225,000	253,454
BECLE, S.A.B. DE C.V
2.50% due 10/14/31	250,000	247,440
Post Holdings, Inc.
4.50% due 09/15/31[3]	250,000	247,032
Global Payments, Inc.
2.90% due 05/15/30	210,000	216,451
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	201,647
TriNet Group, Inc.
3.50% due 03/01/29[3]	200,000	200,500
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]	200,000	199,340
Central Garden & Pet Co.
4.13% due 04/30/31[3]	100,000	101,553
4.13% due 10/15/30	75,000	76,687
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	153,750
Universal Health Services, Inc.
2.65% due 10/15/30[3]	150,000	150,681
Hologic, Inc.
3.25% due 02/15/29[3]	150,000	150,565
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	150,125
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[3]	150,000	150,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 42.0% (continued)
Consumer, Non-cyclical - 6.0% (continued)
Avantor Funding, Inc.
4.63% due 07/15/28[3]	125,000	$131,569
Gartner, Inc.
3.75% due 10/01/30[3]	100,000	102,920
Square, Inc.
2.75% due 06/01/26[3]	100,000	101,365
Service Corporation International
3.38% due 08/15/30	100,000	99,875
Syneos Health, Inc.
3.63% due 01/15/29[3]	100,000	99,720
GXO Logistics, Inc.
2.65% due 07/15/31[3]	100,000	99,314
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[3]	100,000	97,780
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]	100,000	96,150
Tenet Healthcare Corp.
4.63% due 06/15/28[3]	75,000	77,712
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[3]	50,000	51,938
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[3]	50,000	49,926
Total Consumer, Non-cyclical		10,330,680
Industrial - 4.3%
Boeing Co.
5.15% due 05/01/30	970,000	1,136,064
5.81% due 05/01/50	490,000	650,833
5.71% due 05/01/40	490,000	624,113
2.20% due 02/04/26	200,000	201,738
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	482,925
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	412,240
SYNNEX Corp.
2.65% due 08/09/31[3]	250,000	244,215
2.38% due 08/09/28[3]	150,000	148,391
Flowserve Corp.
3.50% due 10/01/30	270,000	281,637
2.80% due 01/15/32	100,000	98,838
Owens Corning
3.88% due 06/01/30	320,000	352,444
Textron, Inc.
2.45% due 03/15/31	350,000	350,306
Vontier Corp.
2.95% due 04/01/31[3]	350,000	347,798
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	350,000	343,774
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	350,000	341,244
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[3]	250,000	259,358
Standard Industries, Inc.
4.38% due 07/15/30[3]	125,000	127,500
3.38% due 01/15/31[3]	125,000	118,962
GATX Corp.
4.00% due 06/30/30	140,000	156,043
3.50% due 03/15/28	50,000	53,984
Weir Group plc
2.20% due 05/13/26[3]	200,000	201,901
Howmet Aerospace, Inc.
6.75% due 01/15/28	145,000	176,537
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	55,968
Oshkosh Corp.
3.10% due 03/01/30	50,000	52,501
Berry Global, Inc.
1.57% due 01/15/26[3]	50,000	49,987
Graphic Packaging International LLC
3.50% due 03/01/29[3]	34,000	33,830
Total Industrial		7,303,131
Communications - 3.8%
ViacomCBS, Inc.
4.95% due 01/15/31	617,000	736,285
4.95% due 05/19/50	320,000	399,727
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	625,000	625,689
2.25% due 01/15/29	100,000	99,828
3.90% due 06/01/52	50,000	49,586
Level 3 Financing, Inc.
3.63% due 01/15/29[3]	330,000	320,008
4.25% due 07/01/28[3]	288,000	290,226
3.75% due 07/15/29[3]	100,000	96,648
T-Mobile USA, Inc.
3.88% due 04/15/30	335,000	370,480
2.88% due 02/15/31	50,000	50,425
AT&T, Inc.
2.75% due 06/01/31	410,000	420,038
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	196,250
3.38% due 02/15/31[3]	200,000	186,000
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	300,000	304,875
Altice France S.A.
5.13% due 07/15/29[3]	200,000	196,406
7.38% due 05/01/26[3]	100,000	103,771
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	298,875
Mav Acquisition Corp.
5.75% due 08/01/28[3]	300,000	294,750
UPC Broadband Finco BV
4.88% due 07/15/31[3]	250,000	255,965
Vodafone Group plc
4.13% due 06/04/81[4]	250,000	253,135
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	200,000	206,570

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 42.0% (continued)
Communications - 3.8% (continued)
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	$180,835
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	150,000	154,875
British Telecommunications plc
9.63% due 12/15/30	100,000	152,906
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	150,000	148,688
Lamar Media Corp.
3.63% due 01/15/31	100,000	100,000
Switch Ltd.
3.75% due 09/15/28[3]	50,000	50,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[3]	50,000	50,750
Total Communications		6,594,341
Consumer, Cyclical - 3.5%
Marriott International, Inc.
4.63% due 06/15/30	340,000	388,055
3.50% due 10/15/32	330,000	350,169
5.75% due 05/01/25	250,000	285,805
2.85% due 04/15/31	170,000	171,979
2.75% due 10/15/33	100,000	97,678
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	1,070,000	1,247,821
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	245,648
5.75% due 04/23/30	190,000	227,868
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[3]	400,000	404,000
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	388,192
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	350,000	380,502
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]	300,000	297,000
3.88% due 01/15/28[3]	55,000	55,467
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	300,000	320,987
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]	250,000	257,656
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	198,000	218,541
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	153,937
Scotts Miracle-Gro Co.
4.00% due 04/01/31[3]	150,000	149,718
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	100,000	100,391
Allison Transmission, Inc.
3.75% due 01/30/31[3]	100,000	97,250
WMG Acquisition Corp.
3.00% due 02/15/31[3]	75,000	73,219
Hanesbrands, Inc.
5.38% due 05/15/25[3]	55,000	57,579
Aramark Services, Inc.
5.00% due 02/01/28[3]	10,000	10,275
Total Consumer, Cyclical		5,979,737
Energy - 2.4%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	700,000	705,666
2.94% due 09/30/40[3]	350,000	349,270
BP Capital Markets plc
4.88% [4,5]	880,000	967,349
Qatar Petroleum
3.30% due 07/12/51[3]	250,000	252,500
3.13% due 07/12/41[3]	250,000	249,880
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	400,000	460,603
Occidental Petroleum Corp.
4.63% due 06/15/45	200,000	204,500
3.00% due 02/15/27	70,000	69,946
ITT Holdings LLC
6.50% due 08/01/29[3]	250,000	252,188
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	202,892
Valero Energy Corp.
2.15% due 09/15/27	140,000	140,906
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	100,000	107,400
NuStar Logistics, LP
5.63% due 04/28/27	100,000	106,500
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	50,000	58,434
Total Energy		4,128,034
Technology - 1.3%
Broadcom, Inc.
4.15% due 11/15/30	510,000	564,763
2.45% due 02/15/31[3]	300,000	290,631
NetApp, Inc.
2.70% due 06/22/30	412,000	422,950
Qorvo, Inc.
4.38% due 10/15/29	170,000	185,300
3.38% due 04/01/31[3]	100,000	105,440
Oracle Corp.
3.95% due 03/25/51	250,000	264,921
Leidos, Inc.
2.30% due 02/15/31	250,000	244,263
Boxer Parent Company, Inc.
7.13% due 10/02/25[3]	100,000	106,750
MSCI, Inc.
3.63% due 09/01/30[3]	75,000	77,532
3.88% due 02/15/31[3]	15,000	15,731

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 42.0% (continued)
Technology - 1.3% (continued)
Twilio, Inc.
3.63% due 03/15/29	38,000	$38,874
Total Technology		2,317,155
Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	460,000	488,361
4.20% due 05/13/50[3]	220,000	251,066
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	241,158
2.63% due 09/10/30[3]	200,000	198,444
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	200,000	214,686
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	197,125
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[3]	150,000	151,500
Yamana Gold, Inc.
2.63% due 08/15/31[3]	150,000	146,367
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	97,658
Valvoline, Inc.
4.25% due 02/15/30[3]	50,000	51,840
Total Basic Materials		2,038,205
Utilities - 0.9%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	800,000	807,592
AES Corp.
3.95% due 07/15/30[3]	220,000	241,916
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	202,809
Enel Finance International N.V.
2.88% due 07/12/41[3]	200,000	194,419
Clearway Energy Operating LLC
3.75% due 02/15/31[3]	100,000	100,250
Total Utilities		1,546,986
Financial Institutions - 0.3%
Stadco LA, LLC
3.75% due 05/15/56†††	500,000	490,155
Total Corporate Bonds
(Cost $68,991,643)		72,046,993

ASSET-BACKED SECURITIES†† - 21.0%
Collateralized Loan Obligations - 13.4%
Octagon Investment Partners 49 Ltd.
2021-5A, 1.68% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[3,6]	1,750,000	1,748,123
BXMT Ltd.
2020-FL2, 1.24% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[3,6]	1,000,000	997,820
2020-FL3, 2.72% (30 Day Average U.S. Secured Overnight Financing Rate + 2.66%, Rate Floor: 2.55%) due 03/15/37[3,6]	250,000	251,204
LoanCore Issuer Ltd.
2019-CRE2, 1.58% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[3,6]	550,000	548,454
2018-CRE1, 1.58% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,6]	500,000	499,827
Woodmont Trust
2020-7A, 2.03% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[3,6]	1,000,000	1,005,625
Cerberus Loan Funding XXX, LP
2020-3A, 1.98% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,6]	1,000,000	1,004,662
Parliament Funding II Ltd.
2020-1A, 2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[3,6]	1,000,000	1,003,726
Whitebox CLO II Ltd.
2020-2A, 1.88% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[3,6]	1,000,000	1,002,028
MidOcean Credit CLO VII
2020-7A, 1.58% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[3,6]	1,000,000	1,000,781
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,6]	1,000,000	998,728
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,7]	1,000,000	846,924
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,6]	850,000	845,304

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.0% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[3,6]	750,000	$749,962
Dryden 33 Senior Loan Fund
2020-33A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[3,6]	750,000	748,574
STWD Ltd.
2019-FL1, 1.68% (30 Day Average U.S. Secured Overnight Financing Rate + 1.71%, Rate Floor: 1.60%) due 07/15/38[3,6]	750,000	746,921
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.43% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,6]	750,000	744,211
Marathon CLO VII Ltd.
2017-7A, 1.78% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[3,6]	525,603	525,569
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.08% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[3,6]	500,000	501,503
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[3,6]	500,000	500,916
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[3,6]	500,000	500,790
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[3,6]	500,000	500,755
CHCP Ltd.
2021-FL1, 2.27% (30 Day Average U.S. Secured Overnight Financing Rate + 2.21%, Rate Floor: 2.10%) due 02/15/38[3,6]	500,000	500,443
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,6]	500,000	500,394
KREF
2021-FL2, 2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39[3,6]	500,000	500,219
Cerberus Loan Funding XXVI, LP
2021-1A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[3,6]	500,000	499,999
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.98% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33[3,6]	500,000	499,998
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[3,6]	500,000	499,202
GPMT Ltd.
2019-FL2, 1.98% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[3,6]	500,000	499,106
HERA Commercial Mortgage Ltd.
2021-FL1, 1.69% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[3,6]	500,000	498,528
Golub Capital Partners CLO 54M L.P
2021-54A, 2.77% (3 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 08/05/33[3,6]	500,000	498,438
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,7]	500,000	408,253
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.78% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,6]	250,000	250,034
Diamond CLO Ltd.
2021-1A, 1.58% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[3,6]	250,000	249,813

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.0% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,6]	193,162	$193,140
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.68% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,6]	109,000	109,000
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	600,000	20,538
Total Collateralized Loan Obligations		22,999,512
Net Lease - 1.5%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,132,786	1,189,814
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[3]	500,000	497,998
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	399,242
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	249,427	267,700
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[3]	237,197	240,604
Total Net Lease		2,595,358
Financial - 1.5%
Station Place Securitization Trust
2020-16, 1.08% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,3,6	1,500,000	1,500,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]	500,000	512,651
Madison Avenue Secured Funding Trust Series
2020-1, 1.71% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,6	250,000	250,000
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	203,487	205,649
KKR Core Holding Company LLC
4.00% due 07/15/31†††	550,000	108,515
Total Financial		2,576,815
Transport-Aircraft - 1.5%
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	436,320	450,666
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	449,086	447,250
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	423,336	419,751
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	419,947	416,231
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	447,149	379,674
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,6]	282,622	282,622
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	146,628	146,090
Total Transport-Aircraft		2,542,284
Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[3]	1,000,000	1,000,187
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	1,000,000	1,000,141
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[3]	500,000	500,016
Total Collateralized Debt Obligations		2,500,344
Whole Business - 1.2%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	990,000	1,026,303
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[3]	500,000	497,702
2016-1A, 4.97% due 05/25/46[3]	95,750	102,542
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	248,750	257,418

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.0% (continued)
Whole Business - 1.2% (continued)
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	249,375	$250,399
Total Whole Business		2,134,364
Transport-Container - 0.4%
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[3]	457,500	461,103
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	221,899	224,855
Total Transport-Container		685,958
Total Asset-Backed Securities
(Cost $35,874,620)		36,034,635

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8%
Residential Mortgage Backed Securities - 6.2%
FKRT
2.21% due 11/30/58	750,000	750,203
2020-C2A, 3.25% due 12/30/23†††,8	691,721	691,721
Ameriquest Mortgage Securities Trust
2006-M3, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[6]	2,219,087	952,586
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[3,6]	924,890	932,330
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.21% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	1,354,744	868,702
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	705,381	674,043
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60[3,6]	632,040	640,694
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[6,8]	369,919	371,045
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[6,8]	252,268	252,371
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	560,968	552,619
Master Asset-Backed Securities Trust
2006-WMC4, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36[6]	1,198,275	530,317
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,9]	526,914	526,871
ZH Trust
2021-1, 2.25% due 02/18/27[3]	500,000	500,550
PRPM LLC
2021-5, 1.79% due 06/25/26[3,9]	482,659	483,075
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[3,9]	477,531	477,919
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	424,288	403,109
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[3,6]	419,419	400,752
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	2,033,546	330,499
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.93% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	245,089	213,356
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	58,235	59,222

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 6.2% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 1.76% due 06/26/36[3]	48,595	$45,234
Total Residential Mortgage Backed Securities		10,657,218
Government Agency - 4.0%
Uniform MBS 30 Year
due 11/10/21[15]	5,250,000	5,399,709
Fannie Mae
3.83% due 05/01/49	1,000,000	1,140,341
Fannie Mae-Aces
2020-M23, 1.58% (WAC) due 03/25/35[6,10]	3,667,444	465,396
Total Government Agency		7,005,446
Military Housing - 1.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 3.48% (WAC) due 11/25/55[3,6]	934,690	1,097,638
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[3]	936,512	1,084,446
Total Military Housing		2,182,084
Commercial Mortgage Backed Securities - 1.3%
GS Mortgage Securities Trust
2020-GC45, 0.79% (WAC) due 02/13/53[6,10]	9,980,018	458,682
BX Commercial Mortgage Trust
2021-VOLT, 2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36[3,6]	350,000	350,438
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.59% (WAC) due 01/15/59[6,10]	3,782,005	190,225
2015-NXS1, 2.63% due 05/15/48	61,601	61,586
Extended Stay America Trust
2021-ESH, 2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38[3,6]	248,706	251,789
Life Mortgage Trust
2021-BMR, 2.43% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38[3,6]	250,000	250,625
CFCRE Commercial Mortgage Trust
2016-C3, 1.15% (WAC) due 01/10/48[6,10]	5,615,900	210,448
Citigroup Commercial Mortgage Trust
2016-GC37, 1.85% (WAC) due 04/10/49[6,10]	3,234,452	201,414
COMM Mortgage Trust
2015-CR26, 1.08% (WAC) due 10/10/48[6,10]	6,175,073	192,344
Total Commercial Mortgage Backed Securities		2,167,551
Total Collateralized Mortgage Obligations
(Cost $21,848,526)		22,012,299

U.S. GOVERNMENT SECURITIES†† - 9.2%
U.S. Treasury Notes
1.25% due 08/15/31[11]	10,500,000	10,232,578
U.S. Treasury Bonds
2.00% due 08/15/51	4,500,000	4,422,656
1.88% due 02/15/51	1,100,000	1,046,031
Total U.S. Government Securities
(Cost $16,115,176)		15,701,265

SENIOR FLOATING RATE INTERESTS††,6 - 5.5%
Industrial - 1.1%
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	398,000	398,685
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	250,000	265,470
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	258,700	257,730
TK Elevator Midco GmbH
4.00% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	198,504	198,780
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	150,000	150,500
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	134,041	133,203
TransDigm, Inc.
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	128,367	126,762
Anchor Packaging LLC
4.08% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	98,987	98,802

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 5.5% (continued)
Industrial - 1.1% (continued)
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	98,977		$98,544
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	82,635		82,790
Total Industrial			1,811,266
Consumer, Cyclical - 1.1%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	330,274		324,408
7.19% (3 Month USD LIBOR + 6.00% and Commercial Prime Lending Rate + 5.00%, Rate Floor: 7.00%) due 01/29/27†††	81,881		80,427
BGIS (BIFM CA Buyer, Inc.)
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	296,346		294,865
Zephyr Bidco Ltd.
4.80% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	200,000	268,044
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	199,500		199,863
CNT Holdings I Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	199,000		199,126
Alterra Mountain Co.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	198,458		197,713
SP PF Buyer LLC
4.58% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	148,855		146,138
New Trojan Parent, Inc.
3.75% (1 Week USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	99,750		99,459
Total Consumer, Cyclical			1,810,043
Technology - 1.0%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	397,000		397,198
Datix Bidco Ltd.
4.50% (3 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25	GBP	300,000	396,184
Nielsen Finance LLC
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	249,932		249,465
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	248,750		248,790
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	248,125		248,591
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	100,000		100,375
Dun & Bradstreet
3.34% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	99,001		98,877
Total Technology			1,739,480
Financial - 0.8%
Citadel Securities, LP
2.58% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	447,750		443,434
Jane Street Group LLC
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	298,500		295,366
Higginbotham
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	191,038		188,584
USI, Inc.
3.38% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	148,493		147,426
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	120,000		119,850
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	98,997		99,198
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	99,500		98,866
Total Financial			1,392,724
Consumer, Non-cyclical - 0.7%
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	248,750		248,439

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 5.5% (continued)
Consumer, Non-cyclical - 0.7% (continued)
Mission Veterinary Partners
4.75% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	150,000	$150,000
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	132,531	132,531
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	131,159	131,651
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	99,250	99,374
PPD, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 01/13/28	99,500	99,293
Option Care Health, Inc.
3.83% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	99,242	99,193
Sunshine Investments B.V.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	98,990	98,278
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	96,840	95,595
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	95,083	95,059
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27†††	18,182	18,250
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27†††	16,811	16,811
Total Consumer, Non-cyclical		1,284,474
Communications - 0.3%
Syndigo LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	199,000	199,497
Xplornet Communications, Inc.
4.84% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	148,125	147,940
ProQuest LLC
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	133,289	133,135
Total Communications		480,572
Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	387,068	388,279
Basic Materials - 0.2%
Illuminate Buyer LLC
3.58% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	236,223	235,732
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	97,501	97,501
Total Basic Materials		333,233
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	120,000	119,750
Total Senior Floating Rate Interests
(Cost $9,294,814)		9,359,821

FEDERAL AGENCY BONDS†† - 3.6%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	1,406,984
5.38% due 04/01/56	750,000	1,217,129
Fannie Mae Principal Strips
due 07/15/37[12,13]	2,500,000	1,761,185
Freddie Mac Principal Strips
due 07/15/32[12]	1,950,000	1,595,712
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	500,000	245,698
Total Federal Agency Bonds
(Cost $5,404,885)		6,226,708

MUNICIPAL BONDS†† - 1.2%
California - 0.4%
Cypress School District General Obligation Unlimited
due 08/01/48[12]	1,000,000	406,424
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[12]	700,000	295,383
Total California		701,807
Texas - 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue Revenue Bonds
2.91% due 02/01/48	500,000	500,979

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.2% (continued)
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	$486,049
New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	314,806
Total Municipal Bonds
(Cost $1,792,027)		2,003,641

COMMERCIAL PAPER†† - 1.8%
Societe Generale S.A.
due 10/01/21[12]	1,500,000	1,500,000
Amphenol Corp.
due 10/01/21[12]	1,500,000	1,500,000
Total Commercial Paper
(Cost $3,000,000)		3,000,000

	Notional Value~
OTC OPTIONS PURCHASED†† - 0.3%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	40,900,000	231,903
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	16,900,000	95,823
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	14,200,000	56,232
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	17,820
Total Interest Rate Options		401,778

	Contracts
Put Options on:
Equity Options†
Citibank, N.A. S&P 500 Index Expiring November 2021 with strike price of $4,340.00 (Notional Value $5,599,802)	13	174,395
Total Equity Options		174,395
Total OTC Options Purchased
(Cost $322,630)		576,173
Total Investments - 105.3%
(Cost $175,430,589)		$180,498,518

	Face Amount~
Collateralized Mortgage Obligations Sold Short†† - (3.2)%
Government Agency - (3.2)%
Uniform MBS 30 Year
due 11/10/21[15]	5,250,000	(5,558,543)
Total Collateralized Mortgage Obligations
(Proceeds $5,564,391)		(5,558,543)

	Contracts
LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 ( Notional value $3,714)	1	(515)
Figs, Inc. Expiring December 2022 with strike price of $50.00 ( Notional Value $7,428)	2	(1,230)
Total Equity Options		(1,745)
Total Listed Options Written
(Premiums received $3,216)		(1,745)

OTC OPTIONS WRITTEN† - 0.0%
Put Options on:
Equity Options
Citibank, N.A. S&P 500 Index Expiring November 2021 with strike price of $3,980.00 (Notional Value $5,599,802)	13	(60,775)
Total OTC Options Written
(Premiums received $74,950)		(60,775)
Other Assets & Liabilities, net - (2.1)%		(3,569,593)
Total Net Assets - 100.0%		$171,307,862

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	$1,800,000	$(165,918)	$(162,756)	$(3,162)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.76%	Annually	01/05/31	$1,600,000	$(72,269)	$135	$(72,404)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.14%	Annually	05/28/25	5,000,000	(92,380)	236	(92,616)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.68%	Annually	12/02/30	3,200,000	(164,630)	299	(164,929)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.78%	Annually	12/23/30	4,000,000	(170,614)	306	(170,920)
								$(499,893)	$976	$(500,869)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	1,751,300	477,073 USD	01/31/22	$67,690
Goldman Sachs International	JPY	Sell	45,222,600	446,819 USD	12/20/21	40,160
JPMorgan Chase Bank, N.A.	GBP	Sell	294,000	406,006 USD	10/18/21	9,814
Bank of America, N.A.	GBP	Sell	200,000	276,018 USD	10/18/21	6,500
Bank of America, N.A.	ILS	Sell	643,550	190,795 USD	01/31/22	(9,390)
Goldman Sachs International	ILS	Sell	1,107,750	327,439 USD	01/31/22	(17,140)
Barclays Bank plc	JPY	Buy	45,222,600	431,061 USD	12/20/21	(24,401)
						$73,233

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $75,713,243 (cost $74,659,340), or 44.2% of total net assets.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Perpetual maturity.
[6]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,335,675 (cost $1,331,537), or 0.8% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2021. See table below for additional step information for each security.
[10]	Security is an interest-only strip.
[11]	All or a portion of this security is pledged as interest rate swap collateral at September 30, 2021.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Security is unsettled at period end and does not have a stated effective rate.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

BofA — Bank of America

CDX.NA.HY.36.V1 — Credit Default Swap North American High Yield Series 36 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,278,846	$—	$—	$2,278,846
Preferred Stocks	—	4,281,828	—	4,281,828
Warrants	24,800	—	—	24,800
Mutual Funds	6,951,509	—	—	6,951,509
Corporate Bonds	—	69,465,026	2,581,967	72,046,993
Asset-Backed Securities	—	34,176,120	1,858,515	36,034,635
Collateralized Mortgage Obligations	—	21,320,578	691,721	22,012,299
U.S. Government Securities	—	15,701,265	—	15,701,265
Senior Floating Rate Interests	—	8,531,844	827,977	9,359,821
Federal Agency Bonds	—	6,226,708	—	6,226,708
Municipal Bonds	—	2,003,641	—	2,003,641
Commercial Paper	—	3,000,000	—	3,000,000
Options Purchased	174,395	401,778	—	576,173
Forward Foreign Currency Exchange Contracts**	—	124,164	—	124,164
Total Assets	$9,429,550	$165,232,952	$5,960,180	$180,622,682

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$5,558,543	$—	$5,558,543
Options Written	62,520	—	—	62,520
Credit Default Swap Agreements**	—	3,162	—	3,162
Interest Rate Swap Agreements**	—	500,869	—	500,869
Forward Foreign Currency Exchange Contracts**	—	50,931	—	50,931
Unfunded Loan Commitments (Note 5)	—	—	800	800
Total Liabilities	$62,520	$6,113,505	$800	$6,176,825

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,750,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	108,515	Yield Analysis	Yield	4.2%	—
Collateralized Mortgage Obligations	691,721	Model Price	Purchase Price	—	—
Corporate Bonds	1,818,512	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	763,455	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	593,419	Yield Analysis	Yield	6.8%-7.4%	7.2%
Senior Floating Rate Interests	234,558	Third Party Pricing	Broker Quote	—	—
Total Assets	$5,960,180
Liabilities:
Unfunded Loan Commitments	$800	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2021, the Fund had assets with a total value of $2,544,513 transfer into Level 3 from Level 2 due to a lack of observable inputs and had assets with a total value of $131,651 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2021:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$250,000	$-	$2,044,938	$763,890	$3,058,828	$(1,282)
Purchases/(Receipts)	110,000	-	500,000	480,197	1,090,197	(1,531)
(Sales, maturities and paydowns)/Fundings	-	-	-	(647,385)	(647,385)	1,640
Amortization of premiums/discounts	-	-	-	28,646	28,646	-
Total realized gains (losses) included in earnings	-	-	-	654	654	300
Total change in unrealized appreciation (depreciation) included in earnings	(1,485)	-	37,029	(19,166)	16,378	73
Transfers into Level 3	1,500,000	691,721	-	352,792	2,544,513	-
Transfers out of Level 3	-	-	-	(131,651)	(131,651)	-
Ending Balance	$1,858,515	$691,721	$2,581,967	$827,977	$5,960,180	$(800)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2021	$(1,485)	$-	$37,029	$159	$35,703	$89

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,097,370	$4,240	$(5,111,985)	$56,945	$(46,570)	$–	–	$–
Guggenheim Total Return Bond Fund — R6-Class	6,977,737	147,437	–	–	(173,665)	6,951,509	239,873	148,832
Guggenheim Ultra Short Duration Fund — Institutional Class	2,084,004	933	(2,087,025)	9,224	(7,136)	–	–	1,043
	$14,159,111	$152,610	$(7,199,010)	$66,169	$(227,371)	$6,951,509		$149,875

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
BP Holdco LLC*,1	11,609	$8,184
Vector Phoenix Holdings, LP*	11,609	3,193
API Heat Transfer Parent LLC*	292,731	–
Total Common Stocks
(Cost $88,564)		11,377

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	–
Total Preferred Stocks
(Cost $28,949)		–

EXCHANGE-TRADED FUNDS† - 2.5%
SPDR Blackstone Senior Loan ETF	24,000	1,104,480
Total Exchange-Traded Funds
(Cost $1,099,920)		1,104,480

MONEY MARKET FUND† - 10.6%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	4,778,850	4,778,850
Total Money Market Fund
(Cost $4,778,850)		4,778,850

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 94.0%
Industrial - 25.6%
Standard Industries, Inc.
due 09/22/28	$500,000	500,270
Quikrete Holdings, Inc.
due 05/22/28	500,000	498,190
Beacon Roofing Supply, Inc.
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	498,750	495,683
Reynolds Group Holdings, Inc.
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	497,500	493,769
Gardner Denver, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	492,500	485,521
TransDigm, Inc.
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	490,003	483,829
Atlantic Aviation
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 09/22/28	450,000	449,356
Core & Main, LP
2.59% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/27/28	450,000	447,750
Gates Global LLC
3.25% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 03/31/27	447,744	446,795
Cushman & Wakefield US Borrower LLC
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	446,608	442,254
Altra Industrial Motion Corp.
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	441,418	438,549
American Builders & Contractors Supply Co., Inc.
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/15/27	441,000	437,851
Reece Ltd.
2.14% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27	411,674	409,101
Genesee & Wyoming, Inc.
2.13% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	394,987	392,384
LTI Holdings, Inc.
3.58% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	391,959	386,143
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	372,879	370,548
WP CPP Holdings LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	375,288	364,615
Engineered Machinery Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/19/28	350,000	348,978
Clean Harbors, Inc.
due 09/21/28	300,000	299,874
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	283,750	284,238
BWAY Holding Co.
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	254,106	248,665
Hillman Group, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	213,778	213,457

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Industrial - 25.6% (continued)
CPG International LLC
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 05/06/24	$199,652	$199,616
American Bath Group LLC
due 11/23/27	199,499	198,751
DG Investment Intermediate Holdings 2, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28	196,851	197,518
Titan Acquisition Ltd. (Husky)
3.17% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	193,499	189,850
Brown Group Holding LLC
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 06/07/28	186,876	186,643
Filtration Group Corp.
3.08% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	184,521	183,484
TricorBraun Holdings, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	175,822	174,746
Pro Mach Group, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	172,067	172,805
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	150,500	159,813
Savage Enterprises LLC
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/15/28	150,000	149,788
Berlin Packaging LLC
4.25% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 03/13/28	150,000	149,781
Ravago Holdings America, Inc.
2.64% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28	149,250	148,504
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	100,000	100,333
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	100,000	99,875
TK Elevator Midco GmbH
4.00% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	99,252	99,390
API Heat Transfer
12.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 01/01/24†††,3	195,373	68,381
12.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 10/02/23†††,3	33,820	24,519
United Airlines, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	81,032	81,530
Total Industrial		11,523,147
Consumer, Non-cyclical - 19.5%
Catalent Pharma Solutions, Inc.
due 02/22/28	500,000	499,875
DaVita, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	492,481	489,403
Aramark Services, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	500,000	488,540
Froneri US, Inc.
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	493,750	487,578
Bombardier Recreational Products, Inc.
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	483,152	478,775
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	484,200	477,973
JBS USA Lux SA
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	466,194	463,914
Hayward Industries, Inc.
3.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 05/29/28	448,875	447,475
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	446,625	447,023

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Consumer, Non-cyclical - 19.5% (continued)
SRAM LLC
3.25% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 05/18/28	$435,682	$434,954
US Foods, Inc.
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	441,000	434,826
Triton Water Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	400,000	399,252
Grifols Worldwide Operations USA, Inc.
2.07% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	394,114	387,544
Hearthside Group Holdings LLC
3.77% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	383,279	381,922
Medline Borrower LP
due 09/28/28	350,000	348,250
Phoenix Newco, Inc.
due 08/03/28	250,000	250,040
Sigma Holding BV (Flora Food)
3.16% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	241,875	237,391
Reynolds Consumer Products LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/04/27	223,705	223,021
Springs Window Fashions
4.33% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	106,844	106,844
8.58% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	100,000
Icon Luxembourg SARL
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 07/03/28	199,500	200,136
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	190,213	190,165
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	162,264	162,061
MajorDrive Holdings IV LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/01/28	150,000	150,234
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	149,250	149,063
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	149,250	145,413
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	99,500	97,123
Osmosis Holdings Australia II Pty Ltd.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/28	88,889	89,133
Total Consumer, Non-cyclical		8,767,928
Communications - 13.9%
Xplornet Communications, Inc.
due 09/28/28	300,000	298,500
4.84% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	246,875	246,566
CSC Holdings LLC
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	505,680	498,095
SFR Group S.A.
3.81% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	477,641	473,222
Playtika Holding Corp.
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	448,872	448,513
UPC Broadband Holding BV
3.08% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	450,000	448,407
Virgin Media Bristol LLC
2.58% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	415,406	412,448
Zayo Group Holdings, Inc.
3.08% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	397,781
Ziggo Financing Partnership
2.58% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	396,668

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Communications - 13.9% (continued)
Radiate Holdco LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	$397,000	$396,428
Telenet Financing USD LLC
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	395,168
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	350,000	350,749
GTT Communications, Inc.
2.90% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	332,940	280,988
ProQuest LLC
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	251,546	251,254
WMG Acquisition Corp.
2.21% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	247,365	245,871
Internet Brands, Inc.
3.58% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	246,053	245,214
Altice US Finance I Corp.
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	195,000	192,075
Authentic Brands
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	160,683	160,357
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	150,000	150,870
Total Communications		6,289,174
Consumer, Cyclical - 11.5%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	508,657	508,103
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	57,312
Power Solutions (Panther)
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	522,476	519,864
Stars Group (Amaya)
2.38% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	450,000	448,312
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	398,000	401,582
Go Daddy Operating Company LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	395,869	393,347
Alterra Mountain Co.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	356,766	355,428
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	350,000	350,501
1011778 BC Unlimited Liability Co.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	343,875	339,432
IBC Capital Ltd.
3.87% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	337,658	332,678
Burlington Stores, Inc.
2.09% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/26/28	250,000	248,957
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	248,760	247,464
CHG Healthcare Services, Inc.
due 09/20/28	150,000	150,161
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	149,625	149,897
Entain Holdings (Gibraltar) Limited
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/29/27	149,625	149,345
Wyndham Hotels & Resorts, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	145,500	144,432
Prime Security Services Borrower LLC
3.50% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 09/23/26	133,695	133,498

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Consumer, Cyclical - 11.5% (continued)
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28†††	$99,750	$100,373
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	99,750	99,563
EG Finco Ltd.
4.13% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,769	37,622
Total Consumer, Cyclical		5,167,871
Financial - 11.4%
HUB International Ltd.
2.88% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	489,899	484,951
NFP Corp.
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	486,676	481,289
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	448,861	448,699
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	447,750	446,380
Trans Union LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/13/26	445,603	442,608
Virtu Financial, Inc.
3.08% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	417,000	416,254
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	398,000	395,465
Ryan Specialty Group LLC
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 09/01/27	395,752	395,356
Focus Financial Partners LLC
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	395,908	392,772
LPL Holdings, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/12/26	349,549	347,074
Citadel Securities, LP
2.58% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	248,750	246,352
Aretec Group, Inc.
4.33% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	243,125	242,213
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	203,861	204,626
AqGen Island Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28	100,000	99,667
Jane Street Group LLC
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	79,989	79,149
Total Financial		5,122,855
Technology - 5.6%
WEX, Inc.
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28	398,000	396,121
Informatica LLC
3.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	354,600	353,270
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	298,500	298,548
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	249,370	249,258
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	199,000	198,690
Boxer Parent Co., Inc.
3.88% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	170,217	169,189
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	150,000	150,417
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	150,000	150,282
Conair Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	150,000	150,063
Sabre GLBL, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	149,625	148,736

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 94.0% (continued)
Technology - 5.6% (continued)
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	$147,375	$146,363
TIBCO Software, Inc.
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	136,275	135,168
Total Technology		2,546,105
Basic Materials - 4.2%
Asplundh Tree Expert LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 09/07/27	495,000	493,075
Illuminate Buyer LLC
3.58% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	427,336	426,447
Messer Industries USA, Inc.
2.58% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	343,010	341,038
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	173,626	173,626
INEOS Ltd.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	149,625	149,625
W.R. Grace Holdings LLC
due 09/22/28	100,000	100,313
Diamond BC BV
due 09/14/28	100,000	100,069
Alpha 3 BV (Atotech)
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/20/28	99,750	99,604
Total Basic Materials		1,883,797
Energy - 1.9%
DT Midstream, Inc.
2.50% (6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28	450,000	449,649
Buckeye Partners LP
2.33% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/02/26	395,010	392,893
Total Energy		842,542
Utilities - 0.4%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	178,200	178,758
Total Senior Floating Rate Interests
(Cost $42,459,650)		42,322,177
Total Investments - 107.1%
(Cost $48,455,933)		$48,216,884
Other Assets & Liabilities, net - (7.1)%		(3,188,402)
Total Net Assets - 100.0%		$45,028,482

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.
[3]	Payment-in-kind security.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average

LIBOR — London Interbank Offered Rate

SARL —  Société à Responsabilité Limitée

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$11,377		$11,377
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	1,104,480	—	—		1,104,480
Money Market Fund	4,778,850	—	—		4,778,850
Senior Floating Rate Interests	—	42,128,904	193,273		42,322,177
Corporate Bonds	—	—	—		—
Total Assets	$5,883,330	$42,128,904	$204,650		$48,216,884

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Unfunded Loan Commitments (Note 5)	$—	$—	$342		$342

*	Security has a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$11,377	Enterprise Value	Valuation Multiple	2.1x-12.8x	5.1x
Senior Floating Rate Interests	100,373	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	92,900	Third Party Pricing	Broker Quote	—	—
Total Assets	$204,650
Liabilities:
Unfunded Loan Commitments	$342	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2021:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$432,181	$20,114	$18,500	$470,795	$(383)
Purchases/(Receipts)	118,205	138	-	118,343	(603)
(Sales, maturities and paydowns)/Fundings	(243,014)	(21,491)	-	(264,505)	128
Amortization of premiums/discounts	(35)	-	-	(35)	-
Total realized gains (losses) included in earnings	(2,250)	18,974	-	16,724	669
Total change in unrealized appreciation (depreciation) included in earnings	(111,814)	(6,358)	(18,500)	(136,672)	(153)
Ending Balance	$193,273	$11,377	$-	$204,650	$(342)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2021	$(113,206)	$(7,184)	$(18,500)	$(138,890)	$134

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21
Common Stocks
BP Holdco LLC*	$4,093	$–	$–	$–	$4,091	$8,184	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 15.8%
Consumer, Cyclical - 3.7%
Williams-Sonoma, Inc.	2,916	$517,094
Gentex Corp.	14,917	491,963
Polaris, Inc.	3,614	432,451
Tempur Sealy International, Inc.	9,118	423,166
Brunswick Corp.	4,403	419,474
MSC Industrial Direct Company, Inc. — Class A	4,690	376,091
Jack in the Box, Inc.	3,842	373,942
AutoZone, Inc.*	220	373,558
O'Reilly Automotive, Inc.*	578	353,193
Deckers Outdoor Corp.*	961	346,152
Yum! Brands, Inc.	2,549	311,768
Crocs, Inc.*	2,172	311,639
Lithia Motors, Inc. — Class A	958	303,724
Boyd Gaming Corp.*	4,681	296,120
RH*	440	293,440
Mattel, Inc.*	15,404	285,898
Wingstop, Inc.	1,272	208,519
Cummins, Inc.	839	188,406
YETI Holdings, Inc.*	2,174	186,290
Toll Brothers, Inc.	2,943	162,718
Papa John's International, Inc.	1,204	152,896
Ollie's Bargain Outlet Holdings, Inc.*	2,279	137,378
LGI Homes, Inc.*	772	109,555
PulteGroup, Inc.	2,242	102,953
Domino's Pizza, Inc.	209	99,685
Five Below, Inc.*	534	94,417
Total Consumer, Cyclical		7,352,490
Technology - 3.3%
Fair Isaac Corp.*	1,312	522,084
Lumentum Holdings, Inc.*	5,428	453,455
Genpact Ltd.	9,458	449,350
Maximus, Inc.	4,939	410,925
CDK Global, Inc.	9,596	408,310
Cirrus Logic, Inc.*	4,709	387,786
Manhattan Associates, Inc.*	2,173	332,534
Qorvo, Inc.*	1,760	294,254
Synaptics, Inc.*	1,631	293,140
CommVault Systems, Inc.*	3,567	268,631
Lattice Semiconductor Corp.*	4,107	265,518
Semtech Corp.*	3,261	254,260
MKS Instruments, Inc.	1,623	244,927
Diodes, Inc.*	2,555	231,457
ACI Worldwide, Inc.*	7,444	228,754
Aspen Technology, Inc.*	1,794	220,303
Qualys, Inc.*	1,655	184,185
Teradata Corp.*	2,908	166,774
Teradyne, Inc.	1,394	152,183
Amkor Technology, Inc.	6,041	150,723
Kulicke & Soffa Industries, Inc.	2,538	147,915
TTEC Holdings, Inc.	1,469	137,395
Silicon Laboratories, Inc.*	792	111,007
J2 Global, Inc.*	796	108,749
Power Integrations, Inc.	948	93,842
Digital Turbine, Inc.*	733	50,394
Total Technology		6,568,855
Consumer, Non-cyclical - 3.1%
Exelixis, Inc.*	18,322	387,327
Molina Healthcare, Inc.*	1,401	380,105
Neurocrine Biosciences, Inc.*	3,455	331,369
United Therapeutics Corp.*	1,724	318,216
Hologic, Inc.*	4,167	307,566
Encompass Health Corp.	3,861	289,730
Hill-Rom Holdings, Inc.	1,770	265,500
Halozyme Therapeutics, Inc.*	6,475	263,403
Masimo Corp.*	970	262,589
PerkinElmer, Inc.	1,417	245,552
Jazz Pharmaceuticals plc*	1,740	226,565
Quidel Corp.*	1,545	218,077
Incyte Corp.*	3,112	214,043
Arrowhead Pharmaceuticals, Inc.*	3,106	193,908
Select Medical Holdings Corp.	5,141	185,950
Grand Canyon Education, Inc.*	2,050	180,318
Emergent BioSolutions, Inc.*	3,600	180,252
Syneos Health, Inc.*	2,039	178,372
Integra LifeSciences Holdings Corp.*	2,397	164,146
Globus Medical, Inc. — Class A*	2,016	154,466
Repligen Corp.*	504	145,651
STAAR Surgical Co.*	1,104	141,897
DaVita, Inc.*	1,196	139,047
Bio-Rad Laboratories, Inc. — Class A*	175	130,541
Medpace Holdings, Inc.*	689	130,414
GXO Logistics, Inc.*	1,528	119,856
Alarm.com Holdings, Inc.*	1,397	109,232
Vertex Pharmaceuticals, Inc.*	587	106,476
Amedisys, Inc.*	702	104,668
Darling Ingredients, Inc.*	1,346	96,777
Tandem Diabetes Care, Inc.*	387	46,200
Total Consumer, Non-cyclical		6,218,213
Industrial - 2.5%
Toro Co.	6,247	608,520
Eagle Materials, Inc.	2,871	376,560
Timken Co.	5,662	370,408
Worthington Industries, Inc.	6,536	344,447
Curtiss-Wright Corp.	2,262	285,419
Cognex Corp.	3,354	269,058
AGCO Corp.	2,144	262,705
Louisiana-Pacific Corp.	4,246	260,577
Terex Corp.	5,847	246,159
Universal Display Corp.	1,353	231,309
Keysight Technologies, Inc.*	1,400	230,006
Littelfuse, Inc.	776	212,057
II-VI, Inc.*	3,161	187,637
Axon Enterprise, Inc.*	1,040	182,021
Simpson Manufacturing Company, Inc.	1,595	170,617
Masco Corp.	2,726	151,429
TopBuild Corp.*	703	143,982
XPO Logistics, Inc.*	1,543	122,792
Waters Corp.*	311	111,120
Sealed Air Corp.	1,980	108,484
Trex Company, Inc.*	879	89,597
Graco, Inc.	1,272	89,002
Total Industrial		5,053,906
Financial - 1.4%
Interactive Brokers Group, Inc. — Class A	7,611	474,470

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 15.8% (continued)
Financial - 1.4% (continued)
Evercore, Inc. — Class A	3,167	$423,333
Umpqua Holdings Corp.	20,058	406,174
Essent Group Ltd.	8,006	352,344
PacWest Bancorp	7,174	325,126
Federated Hermes, Inc. — Class B	7,542	245,115
Brighthouse Financial, Inc.*	4,335	196,072
SLM Corp.	8,266	145,482
SEI Investments Co.	1,904	112,907
Stifel Financial Corp.	1	34
Total Financial		2,681,057
Communications - 0.8%
Ciena Corp.*	6,825	350,464
Motorola Solutions, Inc.	1,360	315,955
FactSet Research Systems, Inc.	620	244,763
F5 Networks, Inc.*	952	189,239
TEGNA, Inc.	7,653	150,917
VeriSign, Inc.*	712	145,967
Cable One, Inc.	59	106,975
Arista Networks, Inc.*	305	104,810
Total Communications		1,609,090
Energy - 0.5%
SolarEdge Technologies, Inc.*	1,157	306,859
Equitrans Midstream Corp.	27,027	274,054
Antero Midstream Corp.	21,247	221,394
First Solar, Inc.*	1,776	169,537
Total Energy		971,844
Basic Materials - 0.5%
Ingevity Corp.*	3,925	280,127
Valvoline, Inc.	6,506	202,857
NewMarket Corp.	562	190,389
Cleveland-Cliffs, Inc.*	7,251	143,642
Chemours Co.	3,983	115,746
Total Basic Materials		932,761
Total Common Stocks
(Cost $30,431,782)		31,388,216

MUTUAL FUNDS† - 82.5%
Guggenheim Strategy Fund III[1]	2,324,766	58,444,616
Guggenheim Variable Insurance Strategy Fund III[1]	1,632,909	40,920,691
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,835,764	38,242,563
Guggenheim Strategy Fund II1	1,033,125	25,817,787
Total Mutual Funds
(Cost $162,852,059)		163,425,657

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	324,000	324,000
Total Money Market Fund
(Cost $324,000)		324,000
Total Investments - 98.5%
(Cost $193,607,841)		$195,137,873
Other Assets & Liabilities, net - 1.5%		2,892,888
Total Net Assets - 100.0%		$198,030,761

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	2	Dec 2021	$429,700	$(13,781)
S&P MidCap 400 Index Mini Futures Contracts	5	Dec 2021	1,316,700	(16,492)
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2021	587,070	(28,105)
			$2,333,470	$(58,378)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	Pay	0.22% (3 Month USD LIBOR + 0.09%)	At Maturity	10/05/21	30,417	$165,257,690	$11,542,521

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,388,216	$—	$—	$31,388,216
Mutual Funds	163,425,657	—	—	163,425,657
Money Market Fund	324,000	—	—	324,000
Equity Index Swap Agreements**	—	11,542,521	—	11,542,521
Total Assets	$195,137,873	$11,542,521	$—	$206,680,394

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$58,378	$—	$—	$58,378

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,620,773	$6,175,109	$–	$–	$21,905	$25,817,787	1,033,125	$253,046
Guggenheim Strategy Fund III	40,513,796	17,878,137	–	–	52,683	58,444,616	2,324,766	532,791
Guggenheim Ultra Short Duration Fund — Institutional Class	53,557,922	13,664,659	(28,937,974)	448,948	(490,992)	38,242,563	3,835,764	303,515
Guggenheim Variable Insurance Strategy Fund III	40,422,360	466,246	–	–	32,085	40,920,691	1,632,909	470,588
	$154,114,851	$38,184,151	$(28,937,974)	$448,948	$(384,319)	$163,425,657		$1,559,940

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 84.6%
Vanguard S&P 500 ETF	21,820	$8,605,808
SPDR S&P 500 ETF Trust	19,838	8,513,279
Schwab U.S. Aggregate Bond ETF	132,248	7,175,776
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,033	3,064,080
iShares MSCI EAFE ETF	36,372	2,837,380
iShares Core S&P Mid-Cap ETF	10,147	2,669,371
iShares 7-10 Year Treasury Bond ETF	18,601	2,143,207
iShares 1-3 Year Treasury Bond ETF	23,731	2,044,426
iShares Russell 1000 Value ETF	4,533	709,460
iShares TIPS Bond ETF	3,987	509,100
iShares iBoxx High Yield Corporate Bond ETF	5,736	501,843
iShares Core S&P 500 ETF	2	862
Total Exchange-Traded Funds
(Cost $26,194,018)		38,774,592

MUTUAL FUNDS† - 14.4%
Guggenheim Strategy Fund II1	75,732	1,892,531
Guggenheim Variable Insurance Strategy Fund III[1]	74,008	1,854,640
Guggenheim Strategy Fund III[1]	71,006	1,785,092
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	104,950	1,046,351
Total Mutual Funds
(Cost $6,559,104)		6,578,614

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	65,586	65,586
Total Money Market Fund
(Cost $65,586)		65,586

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	$457,000	456,997
Total U.S. Treasury Bills
(Cost $456,997)		456,997
Total Investments - 100.1%
(Cost $33,275,705)		$45,875,789
Other Assets & Liabilities, net - (0.1)%		(36,716)
Total Net Assets - 100.0%		$45,839,073

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	2	Dec 2021	$245,594	$(50)
U.S. Treasury 2 Year Note Futures Contracts	3	Dec 2021	660,211	(333)
U.S. Treasury 10 Year Note Futures Contracts	23	Dec 2021	3,029,890	(35,742)
			$3,935,695	$(36,125)

Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2021	$293,535	$(1,977)
Dow Jones Industrial Average Index Mini Futures Contracts	1	Dec 2021	168,545	(5,232)
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2021	263,340	(7,213)
Russell 2000 Index Mini Futures Contracts	12	Dec 2021	1,320,240	(27,244)
MSCI EAFE Index Futures Contracts	38	Dec 2021	4,305,970	(219,084)
			$6,351,630	$(260,750)

Equity Futures Contracts Sold Short†
Nikkei 225 (CME) Index Futures Contracts	1	Dec 2021	$146,725	$2,347
FTSE 100 Index Futures Contracts	1	Dec 2021	94,882	197
			$241,607	$2,544

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$38,774,592	$—	$—	$38,774,592
Mutual Funds	6,578,614	—	—	6,578,614
Money Market Fund	65,586	—	—	65,586
U.S. Treasury Bills	—	456,997	—	456,997
Equity Futures Contracts**	2,544	—	—	2,544
Total Assets	$45,421,336	$456,997	$—	$45,878,333

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$260,750	$—	$—	$260,750
Interest Rate Futures Contracts**	36,125	—	—	36,125
Total Liabilities	$296,875	$—	$—	$296,875

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,871,503	$18,779	$–	$–	$2,249	$1,892,531	75,732	$18,961
Guggenheim Strategy Fund III	2,256,685	24,710	(500,000)	6,880	(3,183)	1,785,092	71,006	24,969
Guggenheim Ultra Short Duration Fund — Institutional Class	1,040,355	7,041	–	–	(1,045)	1,046,351	104,950	7,096
Guggenheim Variable Insurance Strategy Fund III	2,327,726	25,107	(500,000)	1,556	251	1,854,640	74,008	25,357
	$7,496,269	$75,637	$(1,000,000)	$8,436	$(1,728)	$6,578,614		$76,383

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.3%
Financial - 21.6%
JPMorgan Chase & Co.	11,885	$1,945,456
Berkshire Hathaway, Inc. — Class B*	6,100	1,664,934
Wells Fargo & Co.	31,201	1,448,039
Bank of America Corp.	33,505	1,422,287
STAG Industrial, Inc. REIT	25,988	1,020,029
Voya Financial, Inc.	16,561	1,016,680
Allstate Corp.	6,837	870,419
Citigroup, Inc.	11,730	823,211
Medical Properties Trust, Inc. REIT	39,458	791,922
First Horizon Corp.	44,618	726,827
BOK Financial Corp.	7,672	687,028
Alleghany Corp.*	1,079	673,738
KeyCorp	30,753	664,880
Zions Bancorp North America	9,860	610,235
Park Hotels & Resorts, Inc. REIT*	28,247	540,647
Charles Schwab Corp.	7,419	540,400
Physicians Realty Trust REIT	29,711	523,508
Alexandria Real Estate Equities, Inc. REIT	2,480	473,854
Regions Financial Corp.	22,189	472,848
VICI Properties, Inc. REIT	13,634	387,342
American Tower Corp. — Class A REIT	1,450	384,844
Sun Communities, Inc. REIT	2,052	379,825
Radian Group, Inc.	14,675	333,416
Gaming and Leisure Properties, Inc. REIT	7,190	333,041
Prosperity Bancshares, Inc.	4,649	330,683
Stifel Financial Corp.	4,680	318,053
American International Group, Inc.	5,605	307,658
Unum Group	10,497	263,055
Axis Capital Holdings Ltd.	5,505	253,450
Mastercard, Inc. — Class A	715	248,591
Apple Hospitality REIT, Inc.	15,426	242,651
GoHealth, Inc. — Class A*	45,621	229,474
Old Republic International Corp.	9,140	211,408
Heartland Financial USA, Inc.	3,967	190,733
Virtu Financial, Inc. — Class A	7,127	174,113
Heritage Insurance Holdings, Inc.	20,639	140,552
Total Financial		21,645,831
Consumer, Non-cyclical - 17.3%
Tyson Foods, Inc. — Class A	22,928	1,809,936
Johnson & Johnson	10,119	1,634,219
Bunge Ltd.	17,942	1,459,043
Ingredion, Inc.	14,206	1,264,476
Henry Schein, Inc.*	13,673	1,041,336
Archer-Daniels-Midland Co.	16,063	963,941
HCA Healthcare, Inc.	3,937	955,589
Quest Diagnostics, Inc.	5,569	809,231
Medtronic plc	6,276	786,696
Merck & Company, Inc.	9,829	738,256
Humana, Inc.	1,823	709,421
J M Smucker Co.	5,869	704,456
Encompass Health Corp.	8,850	664,104
McKesson Corp.	3,206	639,212
Zimmer Biomet Holdings, Inc.	4,163	609,297
Amgen, Inc.	1,636	347,896
Central Garden & Pet Co. — Class A*	7,922	340,646
Pfizer, Inc.	7,912	340,295
Bristol-Myers Squibb Co.	5,239	309,992
US Foods Holding Corp.*	8,453	292,981
Integer Holdings Corp.*	3,227	288,300
Procter & Gamble Co.	1,893	264,641
Emergent BioSolutions, Inc.*	4,318	216,202
Pacira BioSciences, Inc.*	2,997	167,832
Total Consumer, Non-cyclical		17,357,998
Industrial - 10.8%
Johnson Controls International plc	19,318	1,315,169
Knight-Swift Transportation Holdings, Inc.	21,358	1,092,462
Valmont Industries, Inc.	3,681	865,477
Owens Corning	7,635	652,792
L3Harris Technologies, Inc.	2,536	558,529
Advanced Energy Industries, Inc.	5,649	495,700
Jacobs Engineering Group, Inc.	3,679	487,578
Rexnord Corp.	7,322	470,731
Graphic Packaging Holding Co.	20,768	395,423
EnerSys	5,275	392,671
FedEx Corp.	1,764	386,827
Plexus Corp.*	3,908	349,414
Colfax Corp.*	7,300	335,070
Kirby Corp.*	6,945	333,082
Littelfuse, Inc.	1,215	332,023
Altra Industrial Motion Corp.	5,805	321,307
Energizer Holdings, Inc.	7,171	280,028
PGT Innovations, Inc.*	14,325	273,608
Curtiss-Wright Corp.	2,055	259,300
Southwest Gas Holdings, Inc.	3,787	253,274
Terex Corp.	5,590	235,339
GATX Corp.	2,150	192,554
Kennametal, Inc.	4,942	169,165
Park Aerospace Corp.	11,271	154,187
II-VI, Inc.*	2,538	150,656
Howmet Aerospace, Inc.	2,557	79,778
Total Industrial		10,832,144
Consumer, Cyclical - 10.6%
Walmart, Inc.	8,159	1,137,201
Kohl's Corp.	22,521	1,060,514
DR Horton, Inc.	10,096	847,761
PVH Corp.*	7,568	777,915
Southwest Airlines Co.*	14,749	758,541
LKQ Corp.*	13,820	695,422
Ralph Lauren Corp. — Class A	5,600	621,824
Home Depot, Inc.	1,752	575,111
Lear Corp.	3,640	569,587
Penske Automotive Group, Inc.	4,710	473,826
PACCAR, Inc.	5,968	470,994
Avient Corp.	8,639	400,418
MSC Industrial Direct Company, Inc. — Class A	4,351	348,907
Alaska Air Group, Inc.*	5,933	347,674
KAR Auction Services, Inc.*	19,503	319,654

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Consumer, Cyclical - 10.6% (continued)
Abercrombie & Fitch Co. — Class A*	6,687	$251,632
Methode Electronics, Inc.	5,202	218,744
Dana, Inc.	7,474	166,222
Dick's Sporting Goods, Inc.	1,366	163,606
Newell Brands, Inc.	6,712	148,604
Lakeland Industries, Inc.*	6,577	138,117
Zumiez, Inc.*	2,455	97,611
La-Z-Boy, Inc.	2,400	77,352
Total Consumer, Cyclical		10,667,237
Energy - 8.7%
Chevron Corp.	16,722	1,696,447
Range Resources Corp.*	70,480	1,594,962
ConocoPhillips	20,031	1,357,501
Pioneer Natural Resources Co.	8,092	1,347,399
Patterson-UTI Energy, Inc.	108,168	973,512
Marathon Oil Corp.	51,739	707,272
Cabot Oil & Gas Corp. — Class A	29,092	633,042
Exxon Mobil Corp.	6,914	406,682
Total Energy		8,716,817
Technology - 7.8%
Micron Technology, Inc.	19,418	1,378,290
DXC Technology Co.*	31,741	1,066,815
Skyworks Solutions, Inc.	6,298	1,037,784
Leidos Holdings, Inc.	10,336	993,600
Qorvo, Inc.*	5,310	887,779
Evolent Health, Inc. — Class A*	22,593	700,383
Apple, Inc.	4,767	674,530
Amdocs Ltd.	4,891	370,298
Science Applications International Corp.	4,099	350,710
Cerner Corp.	2,940	207,329
Parsons Corp.*	5,277	178,151
Total Technology		7,845,669
Communications - 7.7%
Verizon Communications, Inc.	27,789	1,500,884
Comcast Corp. — Class A	24,742	1,383,820
Cisco Systems, Inc.	14,121	768,606
Alphabet, Inc. — Class A*	257	687,095
FireEye, Inc.*	37,417	666,022
T-Mobile US, Inc.*	4,919	628,451
Infinera Corp.*	52,464	436,501
Juniper Networks, Inc.	13,304	366,126
TEGNA, Inc.	18,288	360,639
Viavi Solutions, Inc.*	22,862	359,848
ViacomCBS, Inc. — Class B	8,646	341,604
Ciena Corp.*	4,620	237,237
Total Communications		7,736,833
Basic Materials - 5.6%
Huntsman Corp.	54,063	1,599,724
Westlake Chemical Corp.	13,907	1,267,484
Reliance Steel & Aluminum Co.	5,239	746,138
Nucor Corp.	5,050	497,374
Kraton Corp.*	5,854	267,177
International Flavors & Fragrances, Inc.	1,983	265,167
Element Solutions, Inc.	11,935	258,751
Ashland Global Holdings, Inc.	2,721	242,495
Dow, Inc.	3,272	188,336
DuPont de Nemours, Inc.	2,496	169,703
Commercial Metals Co.	5,375	163,723
Total Basic Materials		5,666,072
Utilities - 5.2%
Exelon Corp.	23,741	1,147,640
Public Service Enterprise Group, Inc.	16,529	1,006,616
Edison International	14,568	808,087
Pinnacle West Capital Corp.	10,663	771,575
Duke Energy Corp.	6,639	647,900
NiSource, Inc.	14,452	350,172
PPL Corp.	9,865	275,036
Spire, Inc.	3,327	203,546
Total Utilities		5,210,572
Total Common Stocks
(Cost $72,182,373)		95,679,173

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	40,146	28,905
Total Rights
(Cost $–)		28,905

MONEY MARKET FUND† - 4.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	4,928,187	4,928,187
Total Money Market Fund
(Cost $4,928,187)		4,928,187
Total Investments - 100.3%
(Cost $77,110,560)		$100,636,265
Other Assets & Liabilities, net - (0.3)%		(265,533)
Total Net Assets - 100.0%		$100,370,732

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$95,679,173	$—	$—	$95,679,173
Rights	28,905	—	—	28,905
Money Market Fund	4,928,187	—	—	4,928,187
Total Assets	$100,636,265	$—	$—	$100,636,265

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 2.9%
Financial - 0.9%
KKR Acquisition Holdings I Corp. — Class A*,1	16,530	$161,168
TPG Pace Solutions Corp.*,1	14,083	141,534
TPG Pace Beneficial II Corp.*,1	5,438	53,238
Acropolis Infrastructure Acquisition Corp. — Class A*,1	4,900	47,432
Jefferies Financial Group, Inc.	247	9,171
RXR Acquisition Corp. — Class A*,1	148	1,438
Colicity, Inc. — Class A*,1	112	1,094
MSD Acquisition Corp. — Class A*,1	84	815
Colicity, Inc.*,1	45	446
RXR Acquisition Corp.*,1	8	79
Total Financial		416,415
Energy - 0.8%
Unit Corp.*,††	11,245	342,972
Permian Production Partners LLC*,†††	9,124	11,587
Legacy Reserves, Inc.*,†††	1,969	11,322
Bruin E&P Partnership Units*,†††	6,071	316
Total Energy		366,197
Utilities - 0.7%
TexGen Power LLC*,††	7,929	321,125
Consumer, Non-cyclical - 0.5%
ATD New Holdings, Inc.*,††	3,166	216,871
Cengage Learning Holdings II, Inc.*,††	2,107	46,354
Spectrum Brands Holdings, Inc.	6	574
Crimson Wine Group Ltd.*	24	206
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		264,005
Industrial - 0.0%
BP Holdco LLC*,†††,2	523	368
Vector Phoenix Holdings, LP*,†††	523	144
Total Industrial		512
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.*	1	43
Chorus Aviation, Inc.*	3	9
Total Consumer, Cyclical		52
Total Common Stocks
(Cost $1,040,889)		1,368,306

PREFERRED STOCKS†† - 3.2%
Financial - 3.2%
JPMorgan Chase & Co.
4.55%	8,000	208,800
4.20%*	6,000	151,500
4.63%	5,000	132,000
Bank of America Corp.
4.38%	6,000	158,100
4.13%	4,000	102,840
Wells Fargo & Co., 4.38%	9,000	229,500
American Equity Investment Life Holding Co., 5.95%	6,000	164,040
Arch Capital Group Ltd., 4.55%	6,000	157,200
First Republic Bank, 4.13%	6,000	149,940
Globe Life, Inc., 4.25% due 06/15/61	2,000	50,940
Total Financial		1,504,860
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	–
Total Preferred Stocks
(Cost $2,075,000)		1,504,860

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	4,132	3,966
Acropolis Infrastructure Acquisition Corp.— Class A
Expiring 03/31/26*,1	1,632	1,502
RXR Acquisition Corp. — Class A
Expiring 03/08/26*,1	27	20
MSD Acquisition Corp.— Class A
Expiring 05/13/23*,1	16	18
Colicity, Inc. - Class A
Expiring 12/31/27*,1	20	17
Total Warrants
(Cost $5,730)		5,523

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	969,676	969,676
Total Money Market Fund
(Cost $969,676)		969,676

	Face Amount~
CORPORATE BONDS†† - 87.4%
Consumer, Non-cyclical - 18.5%
Kraft Heinz Foods Co.
5.00% due 06/04/42	275,000	337,154
4.88% due 10/01/49	200,000	243,392
4.38% due 06/01/46	125,000	142,212
5.20% due 07/15/45	25,000	31,310
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4,5]	535,000	550,034
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[5]	275,000	289,539
4.75% due 07/15/31[5]	250,000	243,190
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[5]	300,000	300,000
5.25% due 10/01/29	200,000	200,000
US Foods, Inc.
6.25% due 04/15/25[5]	275,000	288,461
4.75% due 02/15/29[5]	150,000	153,937
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	425,000	440,329
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	375,000	388,594
CPI CG, Inc.
8.63% due 03/15/26[5]	350,000	379,750

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 87.4% (continued)
Consumer, Non-cyclical - 18.5% (continued)
Sabre GLBL, Inc.
9.25% due 04/15/25[5]	175,000	$202,263
7.38% due 09/01/25[5]	150,000	160,117
Rent-A-Center, Inc.
6.38% due 02/15/29[5]	325,000	350,594
Post Holdings, Inc.
4.50% due 09/15/31[5]	300,000	296,439
DaVita, Inc.
3.75% due 02/15/31[5]	300,000	292,125
Tenet Healthcare Corp.
7.50% due 04/01/25[5]	200,000	212,250
5.13% due 11/01/27[5]	75,000	78,188
Centene Corp.
4.25% due 12/15/27	125,000	130,831
3.00% due 10/15/30	100,000	102,500
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	225,000	229,219
ADT Security Corp.
4.13% due 08/01/29[5]	225,000	223,625
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	200,000	207,500
Service Corporation International
4.00% due 05/15/31	200,000	206,750
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	200,000	205,750
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	179,000	193,320
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	200,000	192,300
Sotheby's
7.38% due 10/15/27[5]	175,000	185,063
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	175,000	178,500
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	107,000	102,453
5.00% due 12/31/26[5]	50,000	49,926
WW International, Inc.
4.50% due 04/15/29[5]	150,000	146,625
Carriage Services, Inc.
4.25% due 05/15/29[5]	125,000	126,069
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	125,000	125,000
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[5]	125,000	125,000
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	100,000	102,500
HealthEquity, Inc.
4.50% due 10/01/29[5]	75,000	76,324
Central Garden & Pet Co.
4.13% due 04/30/31[5]	75,000	76,164
Gartner, Inc.
3.63% due 06/15/29[5]	75,000	75,940
Prestige Brands, Inc.
3.75% due 04/01/31[5]	50,000	48,250
Total Consumer, Non-cyclical		8,689,487
Industrial - 13.5%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	350,000	379,750
6.25% due 03/15/26[5]	225,000	232,650
5.25% due 07/15/28[5]	150,000	151,687
Howmet Aerospace, Inc.
5.95% due 02/01/37	275,000	342,375
3.00% due 01/15/29	175,000	176,094
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5]	450,000	443,250
Artera Services LLC
9.03% due 12/04/25[5]	400,000	434,000
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.38% due 12/15/23[5]	425,000	433,287
TransDigm, Inc.
6.25% due 03/15/26[5]	275,000	287,752
8.00% due 12/15/25[5]	100,000	106,625
Harsco Corp.
5.75% due 07/31/27[5]	377,000	390,666
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	380,000	389,975
Standard Industries, Inc.
3.38% due 01/15/31[5]	175,000	166,548
4.38% due 07/15/30[5]	100,000	102,000
5.00% due 02/15/27[5]	50,000	51,563

Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	275,000	286,688
Builders FirstSource, Inc.
4.25% due 02/01/32[5]	275,000	280,851
EnerSys
4.38% due 12/15/27[5]	250,000	263,125
Amsted Industries, Inc.
4.63% due 05/15/30[5]	250,000	256,875
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	225,000	232,875
Masonite International Corp.
5.38% due 02/01/28[5]	175,000	184,275
Ball Corp.
3.13% due 09/15/31	150,000	148,137
TopBuild Corp.
4.13% due 02/15/32[5]	75,000	75,750
3.63% due 03/15/29[5]	50,000	50,327
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]	100,000	101,661
PGT Innovations, Inc.
4.38% due 10/01/29[5]	100,000	100,750
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	75,000	78,656

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 87.4% (continued)
Industrial - 13.5% (continued)
Arcosa, Inc.
4.38% due 04/15/29[5]	75,000	$75,937
Atkore, Inc.
4.25% due 06/01/31[5]	50,000	51,500
Hillenbrand, Inc.
3.75% due 03/01/31	50,000	49,635
Total Industrial		6,325,264
Communications - 13.5%
CSC Holdings LLC
4.13% due 12/01/30[5]	225,000	220,781
4.63% due 12/01/30[5]	200,000	189,500
3.38% due 02/15/31[5]	200,000	186,000
6.50% due 02/01/29[5]	150,000	162,443
Altice France S.A.
5.50% due 10/15/29[5]	325,000	321,712
5.13% due 07/15/29[5]	225,000	220,957
8.13% due 02/01/27[5]	200,000	215,200
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	275,000	282,906
4.50% due 06/01/33[5]	250,000	254,430
4.25% due 01/15/34[5]	100,000	99,500
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	300,000	302,319
3.63% due 01/15/29[5]	300,000	290,916
Mav Acquisition Corp.
5.75% due 08/01/28[5]	350,000	343,875
8.00% due 08/01/29[5]	150,000	143,292
UPC Broadband Finco BV
4.88% due 07/15/31[5]	350,000	358,351
Sirius XM Radio, Inc.
5.50% due 07/01/29[5]	125,000	135,156
3.88% due 09/01/31[5]	125,000	122,109
4.13% due 07/01/30[5]	100,000	100,464
Cengage Learning, Inc.
9.50% due 06/15/24[5]	290,000	296,769
Virgin Media Finance plc
5.00% due 07/15/30[5]	275,000	280,874
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000	148,065
4.63% due 06/01/28[5]	100,000	104,250
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[5]	200,000	212,710
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	210,100
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	200,000	203,250
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	200,000	199,500
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	200,000	198,250
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	175,000	185,500
AMC Networks, Inc.
4.25% due 02/15/29	125,000	124,297
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	100,000	99,523
TripAdvisor, Inc.
7.00% due 07/15/25[5]	50,000	53,000
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	50,000	50,687
Total Communications		6,316,686
Consumer, Cyclical - 13.3%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	675,000	674,062
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	225,000	222,750
3.88% due 01/15/28[5]	150,000	151,275
3.50% due 02/15/29[5]	125,000	123,962
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	250,000	246,250
4.00% due 05/01/31[5]	150,000	152,250
5.75% due 05/01/28[5]	50,000	53,850
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	286,688
5.00% due 06/01/31[5]	150,000	155,625
Wabash National Corp.
5.50% due 10/01/25[5]	255,000	258,544
4.50% due 10/15/28[5]	150,000	149,813
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	350,000	368,375

Crocs, Inc.
4.13% due 08/15/31[5]	275,000	277,062
Boyd Gaming Corp.
8.63% due 06/01/25[5]	250,000	270,937
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]	150,000	149,718
4.38% due 02/01/32[5]	100,000	100,813
Clarios Global, LP
6.75% due 05/15/25[5]	201,000	212,055
Air Canada
3.88% due 08/15/26[5]	200,000	201,690
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000	194,500
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	175,000	180,688
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	175,000	176,750
Murphy Oil USA, Inc.
3.75% due 02/15/31[5]	150,000	150,937
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	140,000	146,475

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 87.4% (continued)
Consumer, Cyclical - 13.3% (continued)
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	125,000		$132,031
Powdr Corp.
6.00% due 08/01/25[5]	125,000		131,250
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[5]	125,000		129,844
Live Nation Entertainment, Inc.
6.50% due 05/15/27[5]	100,000		110,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	100,000		108,715
Aramark Services, Inc.
6.38% due 05/01/25[5]	100,000		105,125
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	100,000		100,125
Penn National Gaming, Inc.
4.13% due 07/01/29[5]	100,000		98,840
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	75,000		79,875
Yum! Brands, Inc.
4.63% due 01/31/32	74,000		78,995
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[5]	62,000		61,612
Superior Plus, LP
4.25% due 05/18/28†††,5	CAD	75,000	61,000
Hanesbrands, Inc.
5.38% due 05/15/25[5]	50,000		52,344
Williams Scotsman International, Inc.
4.63% due 08/15/28[5]	50,000		52,086
Papa John's International, Inc.
3.88% due 09/15/29[5]	50,000		49,619
Total Consumer, Cyclical			6,256,530
Financial - 13.2%
Iron Mountain, Inc.
5.63% due 07/15/32[5]	475,000		509,438
4.88% due 09/15/29[5]	120,000		125,700
5.25% due 07/15/30[5]	75,000		79,592
Hunt Companies, Inc.
5.25% due 04/15/29[4,5]	550,000		539,000
OneMain Finance Corp.
3.88% due 09/15/28	175,000		173,904
7.13% due 03/15/26	75,000		86,906
3.50% due 01/15/27	75,000		74,822
4.00% due 09/15/30	75,000		74,625
6.63% due 01/15/28	50,000		57,500
8.88% due 06/01/25	50,000		54,250
NFP Corp.
6.88% due 08/15/28[5]	500,000		510,525
Kennedy-Wilson, Inc.
4.75% due 02/01/30	250,000		254,375
5.00% due 03/01/31	150,000		153,375
4.75% due 03/01/29	50,000		50,875
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	425,000		431,375
LPL Holdings, Inc.
4.00% due 03/15/29[5]	251,000		257,802
4.38% due 05/15/31[5]	100,000		104,375
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	300,000		325,500
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	225,000		218,453
5.50% due 11/15/25[5]	60,000		60,450
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	140,000		138,950
3.88% due 03/01/31[5]	125,000		126,094
Assurant, Inc.
7.00% due 03/27/48[6]	200,000		233,452
USI, Inc.
6.88% due 05/01/25[5]	175,000		178,101
AmWINS Group, Inc.
4.88% due 06/30/29[5]	175,000		177,625
Home Point Capital, Inc.
5.00% due 02/01/26[5]	175,000		158,641
Wilton Re Finance LLC
5.88% due 03/30/33[5,6]	150,000		156,304
Charles Schwab Corp.
4.00%[6,7]	150,000		154,269
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	125,000		126,875
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR	100,000	119,092
Goldman Sachs Group, Inc.
5.30%[6,7]	100,000		110,270
HUB International Ltd.
7.00% due 05/01/26[5]	100,000		103,375
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000		95,262
Rocket Mortgage LLC
5.25% due 01/15/28[5]	75,000		80,813
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]	75,000		75,750
Total Financial			6,177,715
Energy - 7.0%
NuStar Logistics, LP
5.63% due 04/28/27	200,000		213,000
6.38% due 10/01/30	100,000		110,000
6.00% due 06/01/26	75,000		81,000
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000		327,844
CVR Energy, Inc.
5.75% due 02/15/28[4,5]	325,000		322,029

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 87.4% (continued)
Energy - 7.0% (continued)
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	325,000	$310,375
Southwestern Energy Co.
5.38% due 02/01/29[5]	250,000	267,453
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	200,000	208,500
6.88% due 01/15/29	50,000	51,898
Rattler Midstream, LP
5.63% due 07/15/25[5]	250,000	260,325
PDC Energy, Inc.
6.13% due 09/15/24	250,000	253,750
Parkland Corp.
4.50% due 10/01/29[5]	225,000	228,060
Occidental Petroleum Corp.
4.63% due 06/15/45	125,000	127,812
4.10% due 02/15/47	50,000	47,545
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	150,000	154,380
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	153,000
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	100,000	104,250
DT Midstream, Inc.
4.13% due 06/15/29[5]	75,000	76,055
Basic Energy Services, Inc.
due 10/15/23†††,8,9	175,000	13,125
Total Energy		3,310,401
Basic Materials - 5.1%
Carpenter Technology Corp.
6.38% due 07/15/28	400,000	430,176
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	325,000	337,188
Valvoline, Inc.
3.63% due 06/15/31[5]	250,000	246,875
4.25% due 02/15/30[5]	25,000	25,920
Arconic Corp.
6.00% due 05/15/25[5]	200,000	210,136
Alcoa Nederland Holding BV
7.00% due 09/30/26[5]	200,000	207,000
Ingevity Corp.
4.50% due 02/01/26[5]	100,000	101,000
3.88% due 11/01/28[5]	100,000	99,750
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	110,000	113,575
4.50% due 06/01/31[5]	75,000	76,875
Diamond BC BV
4.63% due 10/01/29[5]	150,000	152,250
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	125,000	132,656
WR Grace Holdings LLC
4.88% due 06/15/27[5]	125,000	128,360
Clearwater Paper Corp.
4.75% due 08/15/28[5]	75,000	77,062
Novelis Corp.
3.88% due 08/15/31[5]	50,000	49,453
Mirabela Nickel Ltd.
due 06/24/19[8,9]	390,085	19,504
Total Basic Materials		2,407,780
Utilities - 1.7%
Terraform Global Operating LLC
6.13% due 03/01/26[4,5]	695,000	714,981
Clearway Energy Operating LLC
3.75% due 01/15/32[5]	75,000	74,906
Total Utilities		789,887
Technology - 1.6%
NCR Corp.
6.13% due 09/01/29[5]	200,000	217,000
5.13% due 04/15/29[5]	75,000	77,344
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	100,000	106,750
MSCI, Inc.
3.88% due 02/15/31[5]	100,000	104,875
Open Text Holdings, Inc.
4.13% due 02/15/30[5]	100,000	102,750
CDK Global, Inc.
5.25% due 05/15/29[5]	50,000	54,105
PTC, Inc.
4.00% due 02/15/28[5]	50,000	51,313
Playtika Holding Corp.
4.25% due 03/15/29[5]	50,000	50,159
Total Technology		764,296

Total Corporate Bonds
(Cost $40,645,284)		41,038,046

SENIOR FLOATING RATE INTERESTS††,10 - 10.2%
Consumer, Cyclical - 2.8%
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	300,000	300,429
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.58% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	191,280	181,238
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	177,188	168,328
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	104,566	104,305
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	99,500	100,395

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,10 - 10.2% (continued)
Consumer, Cyclical - 2.8% (continued)
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26	99,750		$99,750
CCRR Parent, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28†††	74,813		75,000
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	74,813		74,949
Holding SOCOTEC
due 06/30/28	75,000		74,875
Sotheby's
5.00% (2 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27	52,274		52,404
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28†††	49,875		50,187
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221		29,162
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	18,947		18,926
Total Consumer, Cyclical			1,329,948
Consumer, Non-cyclical - 2.2%
Springs Window Fashions
8.58% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000		150,000
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	132,531		132,531
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	127,521		127,362
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	100,000		99,844
Quirch Foods Holdings LLC
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/27/27	99,250		99,561
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	98,750		96,775
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	95,083		95,059
Balrog Acquisition, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28	75,000		74,813
Gibson Brands, Inc.
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28	75,000		74,250
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	74,625		72,706
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27†††	16,811		16,811
Total Consumer, Non-cyclical			1,039,712
Technology - 2.0%
Datix Bidco Ltd.
4.50% (3 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25	GBP	150,000	198,092
7.75% (3 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26	GBP	75,000	99,046
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	248,999		249,039
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	130,000		130,245
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	75,000		75,281
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	75,000		75,209
Taxware Holdings (Sovos Compliance LLC)
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	63,955		64,302

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 10.2% (continued)
Technology - 2.0% (continued)
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	49,625	$49,718
Total Technology		940,932
Industrial - 1.6%
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	200,000	199,500
YAK MAT (YAK ACCESS LLC)
10.13% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	150,000	103,875
Arcline FM Holdings LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	100,000	100,000
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	99,750	99,750
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	75,000	75,469
Pro Mach Group, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	64,525	64,802
United Airlines, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	49,875	50,181
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	50,000	50,167
Total Industrial		743,744
Communications - 1.1%
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	150,000	150,321
Xplornet Communications, Inc.
due 09/28/28	125,000	124,375
Playtika Holding Corp.
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	99,500	99,420
GTT Communications, Inc.
2.90% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	102,443	86,458
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	75,000	75,435
Total Communications		536,009
Financial - 0.3%
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	101,931	102,313
Eisner Advisory Group
due 07/28/28	45,455	45,454
Total Financial		147,767
Basic Materials - 0.1%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	49,750	49,688
Energy - 0.1%
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,11	33,515	30,163
Total Senior Floating Rate Interests
(Cost $4,846,880)		4,817,963
Total Investments - 105.8%
(Cost $49,583,459)		$49,704,374
Other Assets & Liabilities, net - (5.8)%		(2,739,026)
Total Net Assets - 100.0%		$46,965,348

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	GBP	Sell	220,000	303,814 USD	10/18/21	$7,344
Morgan Stanley Capital Services LLC	EUR	Sell	103,000	121,658 USD	10/18/21	2,302
Goldman Sachs International	CAD	Sell	78,000	61,463 USD	10/18/21	(128)
						$9,518

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of September 30, 2021.
[4]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2021, the total market value of segregated or earmarked security was $2,126,044 — See Note 2.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $34,446,362 (cost $33,888,204), or 73.3% of total net assets.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Perpetual maturity.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $32,629 (cost $528,103), or 0.1% of total net assets — See Note 6.
[10]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[11]	Payment-in-kind security.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$417,247	$927,322	$23,737		$1,368,306
Preferred Stocks	—	1,504,860	—	*	1,504,860
Warrants	5,523	—	—		5,523
Money Market Fund	969,676	—	—		969,676
Corporate Bonds	—	40,963,921	74,125		41,038,046
Senior Floating Rate Interests	—	4,218,940	599,023		4,817,963
Forward Foreign Currency Exchange Contracts**	—	9,646	—		9,646
Total Assets	$1,392,446	$47,624,689	$696,885		$49,714,020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts**	$—	$128	$—		$128
Unfunded Loan Commitments (Note 5)	—	—	78		78
Total Liabilities	$—	$128	$78		$206

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,684,053 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$11,834	Enterprise Value	Valuation Multiple	2.1x-12.8x	4.6x
Common Stocks	11,587	Model Price	Market Comparable Yields	12.1%	—
Common Stocks	316	Model Price	Liquidation Value	—	—
Corporate Bonds	74,125	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	518,673	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	50,187	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	30,163	Model Price	Market Comparable Yields	12.1%	—
Total Assets	$696,885
Liabilities:
Unfunded Loan Commitments	$78	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2021, the Fund had securities with a total value of $13,125 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of a $342,972 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2021:

	Assets				Liabilities
	Senior Floating Rate Interests	Corporate Bonds	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$466,283	$70	$108,858	$575,211	$(408)
Purchases/(Receipts)	372,144	60,512	3,475	436,131	(295)
(Sales, maturities and paydowns)/Fundings	(314,972)	(3,475)	(7,266)	(325,713)	159
Amortization of premiums/discounts	18,255	(1,594)	-	16,661	-
Total realized gains (losses) included in earnings	(8,440)	(130,304)	(2,172)	(140,916)	386
Total change in unrealized appreciation (depreciation) included in earnings	65,753	135,791	263,814	465,358	80
Transfers into Level 3	-	13,125	-	13,125	-
Transfers out of Level 3	-	-	(342,972)	(342,972)	-
Ending Balance	$599,023	$74,125	$23,737	$696,885	$(78)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2021	$34,904	$488	$18,058	$53,450	$102

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21
Common Stock
BP Holdco LLC*	$184	$–	$–	$–	$184	$368	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.9%
Financial - 28.6%
First Horizon Corp.	89,171	$1,452,596
Physicians Realty Trust REIT	62,421	1,099,858
Lexington Realty Trust REIT	81,504	1,039,176
CNO Financial Group, Inc.	40,859	961,821
Cathay General Bancorp	21,370	884,504
Investors Bancorp, Inc.	52,455	792,595
BOK Financial Corp.	8,584	768,697
Simmons First National Corp. — Class A	25,348	749,287
Stifel Financial Corp.	10,984	746,473
Prosperity Bancshares, Inc.	10,367	737,405
STAG Industrial, Inc. REIT	18,573	728,990
Radian Group, Inc.	31,547	716,748
MGIC Investment Corp.	47,910	716,733
Hanmi Financial Corp.	35,569	713,514
Flagstar Bancorp, Inc.	12,439	631,653
Hancock Whitney Corp.	13,170	620,570
Berkshire Hills Bancorp, Inc.	21,325	575,348
Unum Group	21,730	544,554
Axis Capital Holdings Ltd.	11,496	529,276
Independent Bank Group, Inc.	6,785	482,006
GoHealth, Inc. — Class A*	95,063	478,167
Apple Hospitality REIT, Inc.	30,185	474,810
Zions Bancorp North America	7,193	445,175
Kennedy-Wilson Holdings, Inc.	20,793	434,990
Sunstone Hotel Investors, Inc. REIT*	35,434	423,082
Old Republic International Corp.	17,213	398,137
Heritage Insurance Holdings, Inc.	58,346	397,336
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	396,620
Heartland Financial USA, Inc.	7,689	369,687
Park Hotels & Resorts, Inc. REIT*	19,249	368,426
Virtu Financial, Inc. — Class A	14,127	345,122
RMR Group, Inc. — Class A	7,220	241,509
Total Financial		20,264,865
Industrial - 23.2%
MDU Resources Group, Inc.	38,023	1,128,143
Rexnord Corp.	17,141	1,101,995
Owens Corning	10,556	902,538
GATX Corp.	9,649	864,164
Knight-Swift Transportation Holdings, Inc.	16,678	853,080
EnerSys	11,325	843,033
Plexus Corp.*	8,628	771,429
Graphic Packaging Holding Co.	39,961	760,857
Sanmina Corp.*	19,739	760,741
Valmont Industries, Inc.	3,161	743,214
Kirby Corp.*	15,172	727,649
Colfax Corp.*	15,643	718,014
Altra Industrial Motion Corp.	12,814	709,255
Littelfuse, Inc.	2,576	703,944
Energizer Holdings, Inc.	16,081	627,963
PGT Innovations, Inc.*	31,621	603,961
Southwest Gas Holdings, Inc.	8,470	566,474
Terex Corp.	12,374	520,945
Curtiss-Wright Corp.	4,017	506,865
Encore Wire Corp.	5,174	490,650
Kennametal, Inc.	11,020	377,215
Advanced Energy Industries, Inc.	3,990	350,123
II-VI, Inc.*	5,363	318,348
Park Aerospace Corp.	22,473	307,431
Howmet Aerospace, Inc.	6,358	198,369
Total Industrial		16,456,400
Consumer, Cyclical - 10.7%
Avient Corp.	18,079	837,962
Abercrombie & Fitch Co. — Class A*	19,162	721,066
Alaska Air Group, Inc.*	12,258	718,319
KAR Auction Services, Inc.*	43,801	717,898
Hawaiian Holdings, Inc.*	31,086	673,322
MSC Industrial Direct Company, Inc. — Class A	8,379	671,912
Meritage Homes Corp.*	5,862	568,614
Lakeland Industries, Inc.*	23,699	497,679
Methode Electronics, Inc.	9,889	415,832
Dana, Inc.	15,507	344,876
Dick's Sporting Goods, Inc.	2,836	339,668
Penske Automotive Group, Inc.	3,325	334,495
Newell Brands, Inc.	13,715	303,650
Tenneco, Inc. — Class A*	17,087	243,832
Zumiez, Inc.*	5,225	207,746
Total Consumer, Cyclical		7,596,871
Energy - 8.7%
Range Resources Corp.*	118,684	2,685,819
Pioneer Natural Resources Co.	11,717	1,950,998
Patterson-UTI Energy, Inc.	111,109	999,981
CNX Resources Corp.*	40,226	507,652
Total Energy		6,144,450
Consumer, Non-cyclical - 6.7%
Encompass Health Corp.	14,281	1,071,646
Ingredion, Inc.	10,034	893,126
Central Garden & Pet Co. — Class A*	16,553	711,779
US Foods Holding Corp.*	16,542	573,346
Integer Holdings Corp.*	6,366	568,738
Emergent BioSolutions, Inc.*	7,378	369,417
Pacira BioSciences, Inc.*	6,247	349,832
Perdoceo Education Corp.*	20,801	219,659
Total Consumer, Non-cyclical		4,757,543
Communications - 5.4%
Infinera Corp.*	102,982	856,810
TEGNA, Inc.	40,898	806,508
Gray Television, Inc.	25,944	592,042
Ciena Corp.*	10,256	526,646
FireEye, Inc.*	27,506	489,607
Viavi Solutions, Inc.*	24,430	384,528
Entercom Communications Corp.*	57,603	211,979
Total Communications		3,868,120
Technology - 5.3%
Evolent Health, Inc. — Class A*	33,899	1,050,869
DXC Technology Co.*	24,545	824,957
Science Applications International Corp.	9,254	791,772
Conduent, Inc.*	109,019	718,435

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Technology - 5.3% (continued)
Parsons Corp.*	11,106	$374,939
Total Technology		3,760,972
Basic Materials - 5.0%
Huntsman Corp.	34,999	1,035,621
Ashland Global Holdings, Inc.	6,799	605,927
Reliance Steel & Aluminum Co.	3,874	551,735
Element Solutions, Inc.	24,781	537,252
Kraton Corp.*	11,022	503,044
Commercial Metals Co.	10,787	328,572
Total Basic Materials		3,562,151
Utilities - 2.3%
Black Hills Corp.	12,958	813,244
Spire, Inc.	7,249	443,494
ALLETE, Inc.	6,868	408,783
Total Utilities		1,665,521
Total Common Stocks
(Cost $55,978,184)		68,076,893

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	34
Total Convertible Preferred Stocks
(Cost $111,410)		34

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	58,506
Total Rights
(Cost $–)		58,506

EXCHANGE-TRADED FUNDS† - 2.6%
iShares Russell 2000 Value ETF	11,483	1,839,921
Total Exchange-Traded Funds
(Cost $1,301,506)		1,839,921

MONEY MARKET FUND† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	623,461	623,461
Total Money Market Fund
(Cost $623,461)		623,461
Total Investments - 99.5%
(Cost $58,014,561)		$70,598,815
Other Assets & Liabilities, net - 0.5%		348,555
Total Net Assets - 100.0%		$70,947,370

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$68,076,893	$—	$—	$68,076,893
Convertible Preferred Stocks	—	—	34	34
Rights	58,506	—	—	58,506
Exchange-Traded Funds	1,839,921	—	—	1,839,921
Money Market Fund	623,461	—	—	623,461
Total Assets	$70,598,781	$—	$34	$70,598,815

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.2%
Financial - 23.5%
First Horizon Corp.	245,918	$4,006,004
Alleghany Corp.*	5,855	3,655,921
Physicians Realty Trust REIT	164,446	2,897,539
Alexandria Real Estate Equities, Inc. REIT	14,205	2,714,149
Voya Financial, Inc.	37,255	2,287,084
VICI Properties, Inc. REIT	70,712	2,008,928
Sun Communities, Inc. REIT	10,576	1,957,618
BOK Financial Corp.	21,837	1,955,503
Prosperity Bancshares, Inc.	26,579	1,890,564
STAG Industrial, Inc. REIT	47,835	1,877,524
Radian Group, Inc.	81,944	1,861,768
Stifel Financial Corp.	26,146	1,776,882
KeyCorp	72,582	1,569,223
Unum Group	56,247	1,409,550
Axis Capital Holdings Ltd.	29,809	1,372,406
Apple Hospitality REIT, Inc. REIT	82,613	1,299,502
GoHealth, Inc. — Class A*	244,649	1,230,584
Zions Bancorp North America	18,375	1,137,229
Medical Properties Trust, Inc. REIT	53,620	1,076,153
Old Republic International Corp.	46,321	1,071,405
Heartland Financial USA, Inc.	21,485	1,032,999
Park Hotels & Resorts, Inc. REIT*	50,975	975,662
Gaming and Leisure Properties, Inc. REIT	19,571	906,529
Heritage Insurance Holdings, Inc.	124,542	848,131
Total Financial		42,818,857
Industrial - 21.3%
Rexnord Corp.	42,569	2,736,761
Jacobs Engineering Group, Inc.	19,651	2,604,347
Graphic Packaging Holding Co.	119,885	2,282,610
Johnson Controls International plc	32,961	2,243,985
Knight-Swift Transportation Holdings, Inc.	42,599	2,178,939
EnerSys	28,837	2,146,626
Plexus Corp.*	21,533	1,925,266
Valmont Industries, Inc.	7,997	1,880,255
Kirby Corp.*	38,649	1,853,606
Colfax Corp.*	39,965	1,834,393
Littelfuse, Inc.	6,669	1,822,438
Altra Industrial Motion Corp.	32,424	1,794,668
Energizer Holdings, Inc.	40,672	1,588,242
PGT Innovations, Inc.*	79,587	1,520,112
Southwest Gas Holdings, Inc.	21,495	1,437,586
Curtiss-Wright Corp.	10,964	1,383,438
Terex Corp.	31,725	1,335,622
Owens Corning	14,008	1,197,684
Kennametal, Inc.	28,392	971,858
GATX Corp.	10,780	965,457
Advanced Energy Industries, Inc.	10,258	900,139
Park Aerospace Corp.	63,025	862,182
II-VI, Inc.*	13,730	815,013
Howmet Aerospace, Inc.	16,386	511,243
Total Industrial		38,792,470
Consumer, Cyclical - 13.9%
LKQ Corp.*	72,822	3,664,403
Avient Corp.	46,496	2,155,090
Kohl's Corp.	41,202	1,940,202
PVH Corp.*	18,398	1,891,130
Alaska Air Group, Inc.*	32,117	1,882,056
KAR Auction Services, Inc.*	112,121	1,837,663
MSC Industrial Direct Company, Inc. — Class A	22,407	1,796,817
Ralph Lauren Corp. — Class A	13,536	1,503,038
Abercrombie & Fitch Co. — Class A*	37,831	1,423,581
Methode Electronics, Inc.	26,885	1,130,514
DR Horton, Inc.	12,860	1,079,854
Dick's Sporting Goods, Inc.	7,299	874,201
Dana, Inc.	38,966	866,604
Penske Automotive Group, Inc.	8,557	860,834
Newell Brands, Inc.	35,094	776,981
Lakeland Industries, Inc.*	35,963	755,223
Zumiez, Inc.*	13,428	533,897
La-Z-Boy, Inc.	13,202	425,501
Total Consumer, Cyclical		25,397,589
Consumer, Non-cyclical - 11.3%
Bunge Ltd.	54,912	4,465,444
Encompass Health Corp.	31,114	2,334,795
Ingredion, Inc.	25,798	2,296,280
Henry Schein, Inc.*	25,168	1,916,795
Central Garden & Pet Co. — Class A*	43,114	1,853,902
US Foods Holding Corp.*	45,191	1,566,320
Integer Holdings Corp.*	17,381	1,552,818
Tyson Foods, Inc. — Class A	18,994	1,499,386
Emergent BioSolutions, Inc.*	22,794	1,141,296
J M Smucker Co.	8,196	983,766
Pacira BioSciences, Inc.*	15,959	893,704
Total Consumer, Non-cyclical		20,504,506
Technology - 7.6%
Evolent Health, Inc. — Class A*	129,629	4,018,499
DXC Technology Co.*	61,893	2,080,224
Science Applications International Corp.	23,262	1,990,297
Leidos Holdings, Inc.	19,309	1,856,174
Skyworks Solutions, Inc.	8,720	1,436,882
Qorvo, Inc.*	8,592	1,436,496
Parsons Corp.*	28,320	956,083
Total Technology		13,774,655
Basic Materials - 6.9%
Huntsman Corp.	95,151	2,815,518
Westlake Chemical Corp.	23,085	2,103,967
Ashland Global Holdings, Inc.	17,628	1,571,007
Element Solutions, Inc.	67,298	1,459,021
Reliance Steel & Aluminum Co.	9,765	1,390,731
Kraton Corp.*	29,931	1,366,051
Nucor Corp.	9,527	938,314
Commercial Metals Co.	27,772	845,935
Total Basic Materials		12,490,544
Energy - 6.5%
Pioneer Natural Resources Co.	30,929	5,149,988
Range Resources Corp.*	184,618	4,177,905
Patterson-UTI Energy, Inc.	284,964	2,564,676

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Energy - 6.5% (continued)
HydroGen Corp.*,†††,1	672,346	$1
Total Energy		11,892,570
Communications - 5.1%
Infinera Corp.*	285,587	2,376,084
TEGNA, Inc.	104,531	2,061,352
Viavi Solutions, Inc.*	121,514	1,912,630
Ciena Corp.*	25,828	1,326,268
FireEye, Inc.*	69,983	1,245,697
ViacomCBS, Inc. — Class B	11,265	445,080
Total Communications		9,367,111
Utilities - 2.1%
Black Hills Corp.	23,547	1,477,810
Pinnacle West Capital Corp.	18,086	1,308,703
Spire, Inc.	17,968	1,099,282
Total Utilities		3,885,795
Total Common Stocks
(Cost $147,340,628)		178,924,097

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp. *	220,317	158,628
Total Rights
(Cost $–)		158,628

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	2,706,149	2,706,149
Total Money Market Fund
(Cost $2,706,149)		2,706,149
Total Investments - 99.8%
(Cost $150,341,215)		$181,788,964
Other Assets & Liabilities, net - 0.2%		374,164
Total Net Assets - 100.0%		$182,163,128

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of September 30, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$178,924,096	$—	$1	$178,924,097
Convertible Preferred Stocks	—	—	90	90
Rights	158,628	—	—	158,628
Money Market Fund	2,706,149	—	—	2,706,149
Total Assets	$181,788,873	$—	$91	$181,788,964

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21
Common Stocks
HydroGen Corp.*	$1	$—	$—	$—	$—	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 17.5%
Consumer, Non-cyclical - 4.0%
Omnicell, Inc.*	573	$85,050
EVERTEC, Inc.	1,751	80,056
Innoviva, Inc.*	4,516	75,462
Ensign Group, Inc.	920	68,899
NeoGenomics, Inc.*	1,364	65,800
Alarm.com Holdings, Inc.*	841	65,758
Corcept Therapeutics, Inc.*	3,179	62,563
Amphastar Pharmaceuticals, Inc.*	3,024	57,486
Eagle Pharmaceuticals, Inc.*	1,030	57,453
Rent-A-Center, Inc.	979	55,029
Pacira BioSciences, Inc.*	905	50,680
Coherus Biosciences, Inc.*	3,106	49,914
Select Medical Holdings Corp.	1,341	48,504
Xencor, Inc.*	1,441	47,063
Surmodics, Inc.*	841	46,760
Vanda Pharmaceuticals, Inc.*	2,533	43,416
Supernus Pharmaceuticals, Inc.*	1,491	39,765
Perdoceo Education Corp.*	3,730	39,389
Fulgent Genetics, Inc.*	424	38,139
CorVel Corp.*	194	36,126
Vericel Corp.*	729	35,575
LeMaitre Vascular, Inc.	624	33,128
Collegium Pharmaceutical, Inc.*	1,512	29,847
Tivity Health, Inc.*	1,237	28,525
Enanta Pharmaceuticals, Inc.*	499	28,348
ModivCare, Inc.*	156	28,333
Halozyme Therapeutics, Inc.*	664	27,012
Community Health Systems, Inc.*	2,307	26,992
US Physical Therapy, Inc.	239	26,433
Meridian Bioscience, Inc.*	1,355	26,070
Cara Therapeutics, Inc.*	1,478	22,835
Vector Group Ltd.	1,708	21,777
Owens & Minor, Inc.	666	20,839
Total Consumer, Non-cyclical		1,469,026
Technology - 3.8%
Power Integrations, Inc.	1,006	99,584
SPS Commerce, Inc.*	613	98,883
Progress Software Corp.	1,668	82,049
CSG Systems International, Inc.	1,639	79,000
Diodes, Inc.*	849	76,911
ExlService Holdings, Inc.*	611	75,226
Rambus, Inc.*	2,871	63,736
Onto Innovation, Inc.*	867	62,641
FormFactor, Inc.*	1,659	61,931
MaxLinear, Inc. — Class A*	1,193	58,755
Computer Programs & Systems, Inc.*	1,466	51,984
LivePerson, Inc.*	795	46,865
Kulicke & Soffa Industries, Inc.	730	42,544
Xperi Holding Corp.	2,207	41,580
Cirrus Logic, Inc.*	441	36,316
Axcelis Technologies, Inc.*	753	35,414
TTEC Holdings, Inc.	368	34,419
CTS Corp.	1,103	34,094
Veeco Instruments, Inc.*	1,411	31,338
Photronics, Inc.*	2,280	31,076
CEVA, Inc.*	728	31,064
8x8, Inc.*	1,291	30,197
Agilysys, Inc.*	549	28,746
Cohu, Inc.*	889	28,395
NextGen Healthcare, Inc.*	2,000	28,200
Ultra Clean Holdings, Inc.*	591	25,177
Digi International, Inc.*	1,050	22,071
CDK Global, Inc.	502	21,360
Synaptics, Inc.*	117	21,028
CommVault Systems, Inc.*	269	20,258
Total Technology		1,400,842
Industrial - 3.1%
Chart Industries, Inc.*	445	85,044
Hillenbrand, Inc.	1,988	84,788
OSI Systems, Inc.*	813	77,072
Mueller Industries, Inc.	1,875	77,062
Advanced Energy Industries, Inc.	810	71,078
Worthington Industries, Inc.	1,247	65,717
Tennant Co.	833	61,600
Applied Industrial Technologies, Inc.	677	61,018
Alamo Group, Inc.	419	58,463
Albany International Corp. — Class A	720	55,347
Comfort Systems USA, Inc.	746	53,205
UFP Industries, Inc.	747	50,781
Badger Meter, Inc.	497	50,267
Patrick Industries, Inc.	565	47,065
MYR Group, Inc.*	437	43,481
Sturm Ruger & Company, Inc.	581	42,866
Insteel Industries, Inc.	1,024	38,963
Lincoln Electric Holdings, Inc.	294	37,864
AeroVironment, Inc.*	353	30,471
Dorian LPG Ltd.	2,229	27,662
Itron, Inc.*	359	27,151
Exponent, Inc.	175	19,801
Total Industrial		1,166,766
Consumer, Cyclical - 2.9%
Sleep Number Corp.*	639	59,734
Gentex Corp.	1,807	59,595
Meritage Homes Corp.*	596	57,812
LGI Homes, Inc.*	401	56,906
Gentherm, Inc.*	623	50,419
Vista Outdoor, Inc.*	1,233	49,702
Methode Electronics, Inc.	1,101	46,297
LCI Industries	337	45,370
Century Communities, Inc.	729	44,797
Installed Building Products, Inc.	368	39,431
iRobot Corp.*	499	39,172
MSC Industrial Direct Company, Inc. — Class A	463	37,128
Kontoor Brands, Inc.	738	36,863
Big Lots, Inc.	848	36,769
Winnebago Industries, Inc.	506	36,660
MarineMax, Inc.*	754	36,584
Dorman Products, Inc.*	382	36,164
Buckle, Inc.	888	35,156
Boot Barn Holdings, Inc.*	394	35,015
Dine Brands Global, Inc.*	422	34,271
Hibbett, Inc.	437	30,913
Zumiez, Inc.*	776	30,854

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 17.5% (continued)
Consumer, Cyclical - 2.9% (continued)
Tupperware Brands Corp.*	1,282	$27,076
Brunswick Corp.	270	25,723
Universal Electronics, Inc.*	477	23,492
Haverty Furniture Companies, Inc.	687	23,159
Polaris, Inc.	174	20,821
Jack in the Box, Inc.	207	20,147
PetMed Express, Inc.	739	19,857
Total Consumer, Cyclical		1,095,887
Financial - 2.6%
Axos Financial, Inc.*	1,969	101,482
National Bank Holdings Corp. — Class A	2,120	85,818
Great Western Bancorp, Inc.	2,197	71,930
ServisFirst Bancshares, Inc.	895	69,631
Piper Sandler Cos.	448	62,030
Innovative Industrial Properties, Inc. REIT	258	59,642
NMI Holdings, Inc. — Class A*	2,610	59,012
Umpqua Holdings Corp.	2,797	56,639
Meta Financial Group, Inc.	1,006	52,795
Virtus Investment Partners, Inc.	168	52,134
AMERISAFE, Inc.	904	50,769
Walker & Dunlop, Inc.	430	48,805
Interactive Brokers Group, Inc. — Class A	613	38,215
Bancorp, Inc.*	1,288	32,779
Evercore, Inc. — Class A	237	31,680
PRA Group, Inc.*	724	30,509
HCI Group, Inc.	225	24,923
World Acceptance Corp.*	114	21,612
Brightsphere Investment Group, Inc.	825	21,557
Total Financial		971,962
Communications - 0.7%
Viavi Solutions, Inc.*	6,998	110,148
Perficient, Inc.*	407	47,090
Shutterstock, Inc.	394	44,648
HealthStream, Inc.*	1,490	42,584
Extreme Networks, Inc.*	2,681	26,408
Total Communications		270,878
Basic Materials - 0.3%
Ingevity Corp.*	601	42,893
Rogers Corp.*	171	31,888
Valvoline, Inc.	753	23,479
Total Basic Materials		98,260
Energy - 0.1%
Equitrans Midstream Corp.	2,582	26,182
Antero Midstream Corp.	2,341	24,393
Total Energy		50,575
Total Common Stocks
(Cost $5,880,727)		6,524,196

MUTUAL FUNDS† - 79.9%
Guggenheim Strategy Fund III[1]	317,557	7,983,379
Guggenheim Variable Insurance Strategy Fund III[1]	317,957	7,968,011
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	712,619	7,104,816
Guggenheim Strategy Fund II1	267,216	6,677,734
Total Mutual Funds
(Cost $29,621,761)		29,733,940

MONEY MARKET FUND† - 3.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,426,625	1,426,625
Total Money Market Fund
(Cost $1,426,625)		1,426,625
Total Investments - 101.2%
(Cost $36,929,113)		$37,684,761
Other Assets & Liabilities, net - (1.2)%		(453,050)
Total Net Assets - 100.0%		$37,231,711

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	5	Dec 2021	$550,100	$(4,293)
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2021	526,680	(8,022)
			$1,076,780	$(12,315)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	0.18% (3 Month USD LIBOR + 0.05%)	At Maturity	10/05/21	20,002	$29,847,084	$(1,335,814)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,524,196	$—	$—	$6,524,196
Mutual Funds	29,733,940	—	—	29,733,940
Money Market Fund	1,426,625	—	—	1,426,625
Total Assets	$37,684,761	$—	$—	$37,684,761

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$12,315	$—	$—	$12,315
Equity Index Swap Agreements**	—	1,335,814	—	1,335,814
Total Liabilities	$12,315	$1,335,814	$—	$1,348,129

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,236,714	$2,437,027	$–	$–	$3,993	$6,677,734	267,216	$64,442
Guggenheim Strategy Fund III	7,881,769	89,115	–	–	12,495	7,983,379	317,557	90,021
Guggenheim Ultra Short Duration Fund — Institutional Class	10,787,486	6,820,705	(10,490,942)	58,468	(70,901)	7,104,816	712,619	62,311
Guggenheim Variable Insurance Strategy Fund III	$7,870,976	$90,787	$–	$–	$6,248	$7,968,011	317,957	$91,632
	$30,776,945	$9,437,634	$(10,490,942)	$58,468	$(48,165)	$29,733,940		$308,406

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 17.1%
Technology - 6.8%
Apple, Inc.	6,639	$939,419
Microsoft Corp.	3,267	921,033
NVIDIA Corp.	818	169,457
QUALCOMM, Inc.	1,134	146,263
Broadcom, Inc.	288	139,660
Oracle Corp.	1,550	135,052
Applied Materials, Inc.	1,004	129,245
Lam Research Corp.	195	110,984
Cognizant Technology Solutions Corp. — Class A	1,382	102,558
KLA Corp.	301	100,688
Cerner Corp.	1,334	94,074
Skyworks Solutions, Inc.	570	93,925
Zebra Technologies Corp. — Class A*	175	90,198
Qorvo, Inc.*	471	78,746
Teradyne, Inc.	720	78,602
Citrix Systems, Inc.	694	74,515
Adobe, Inc.*	121	69,662
Advanced Micro Devices, Inc.*	571	58,756
salesforce.com, Inc.*	184	49,904
Intuit, Inc.	34	18,343
Total Technology		3,601,084
Communications - 3.8%
Alphabet, Inc. — Class C*	252	671,658
Amazon.com, Inc.*	178	584,737
Facebook, Inc. — Class A*	932	316,312
Arista Networks, Inc.*	292	100,343
Motorola Solutions, Inc.	430	99,898
F5 Networks, Inc.*	490	97,402
Corning, Inc.	2,623	95,713
Netflix, Inc.*	66	40,282
Total Communications		2,006,345
Consumer, Non-cyclical - 3.3%
Johnson & Johnson	933	150,679
Merck & Company, Inc.	1,821	136,775
AbbVie, Inc.	1,219	131,494
Amgen, Inc.	563	119,722
Bristol-Myers Squibb Co.	2,010	118,932
Vertex Pharmaceuticals, Inc.*	607	110,104
United Rentals, Inc.*	308	108,087
PerkinElmer, Inc.	567	98,255
Hologic, Inc.*	1,296	95,658
Bio-Rad Laboratories, Inc. — Class A*	127	94,736
Incyte Corp.*	1,314	90,377
DaVita, Inc.*	760	88,358
Moderna, Inc.*	203	78,126
PayPal Holdings, Inc.*	278	72,338
Regeneron Pharmaceuticals, Inc.*	86	52,045
Biogen, Inc.*	182	51,504
S&P Global, Inc.	112	47,588
McKesson Corp.	235	46,854
Thermo Fisher Scientific, Inc.	51	29,138
Total Consumer, Non-cyclical		1,720,770
Consumer, Cyclical - 1.7%
Tesla, Inc.*	228	176,809
AutoZone, Inc.*	69	117,161
O'Reilly Automotive, Inc.*	190	116,101
Cummins, Inc.	439	98,582
Domino's Pizza, Inc.	206	98,254
Yum! Brands, Inc.	800	97,848
PulteGroup, Inc.	1,857	85,274
Best Buy Company, Inc.	805	85,097
Home Depot, Inc.	89	29,215
Total Consumer, Cyclical		904,341
Industrial - 1.1%
Deere & Co.	359	120,290
Mettler-Toledo International, Inc.*	72	99,170
Keysight Technologies, Inc.*	588	96,602
Parker-Hannifin Corp.	343	95,910
Sealed Air Corp.	1,622	88,869
Waters Corp.*	246	87,896
Total Industrial		588,737
Basic Materials - 0.2%
Dow, Inc.	1,723	99,176
Utilities - 0.2%
NRG Energy, Inc.	2,196	89,663
Financial - 0.0%
Visa, Inc. — Class A	130	28,957
Total Common Stocks
(Cost $7,434,243)		9,039,073

MUTUAL FUNDS† - 80.4%
Guggenheim Strategy Fund III[1]	564,235	14,184,870
Guggenheim Variable Insurance Strategy Fund III[1]	468,657	11,744,547
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	927,598	9,248,148
Guggenheim Strategy Fund II1	288,637	7,213,045
Total Mutual Funds
(Cost $42,242,112)		42,390,610

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,735,661	1,735,661
Total Money Market Fund
(Cost $1,735,661)		1,735,661
Total Investments - 100.8%
(Cost $51,412,016)		$53,165,344
Other Assets & Liabilities, net - (0.8)%		(433,477)
Total Net Assets - 100.0%		$52,731,867

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	0.35% (3 Month USD LIBOR + 0.22%)	At Maturity	10/05/21	15,979	$44,089,257	$3,690,334

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,039,073	$—	$—	$9,039,073
Mutual Funds	42,390,610	—	—	42,390,610
Money Market Fund	1,735,661	—	—	1,735,661
Equity Index Swap Agreements**	—	3,690,334	—	3,690,334
Total Assets	$53,165,344	$3,690,334	$—	$56,855,678

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,132,904	$71,574	$–	$–	$8,567	$7,213,045	288,637	$72,269
Guggenheim Strategy Fund III	10,533,474	3,636,794	–	–	14,602	14,184,870	564,235	130,024
Guggenheim Ultra Short Duration Fund — Institutional Class	9,026,315	6,452,643	(6,218,961)	72,369	(84,218)	9,248,148	927,598	72,145
Guggenheim Variable Insurance Strategy Fund III	11,601,522	133,816	–	–	9,209	11,744,547	468,657	135,061
	$38,294,215	$10,294,827	$(6,218,961)	$72,369	$(51,840)	$42,390,610		$409,499

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.7%
Consumer, Non-cyclical - 20.7%
Innoviva, Inc.*,1	2,857	$47,741
Gilead Sciences, Inc.[1]	612	42,748
John B Sanfilippo & Son, Inc.[1]	519	42,413
H&R Block, Inc.[1]	1,691	42,275
Quest Diagnostics, Inc.[1]	279	40,542
Bristol-Myers Squibb Co.[1]	669	39,585
USANA Health Sciences, Inc.*	381	35,128
EVERTEC, Inc.	729	33,330
Eagle Pharmaceuticals, Inc.*	588	32,798
Hologic, Inc.*,1	431	31,812
Amgen, Inc.[1]	144	30,622
Perdoceo Education Corp.*	2,860	30,201
Bio-Rad Laboratories, Inc. — Class A*	39	29,092
Philip Morris International, Inc.	294	27,868
United Therapeutics Corp.*,1	130	23,995
Merck & Company, Inc.[1]	313	23,509
Coherus Biosciences, Inc.*	1,446	23,237
Vanda Pharmaceuticals, Inc.*	1,319	22,608
Prestige Consumer Healthcare, Inc.*,1	392	21,995
PerkinElmer, Inc.	120	20,795
Blueprint Medicines Corp.*	194	19,945
Corcept Therapeutics, Inc.*	1,010	19,877
Incyte Corp.*,1	274	18,846
Herbalife Nutrition Ltd.*	413	17,503
Amphastar Pharmaceuticals, Inc.*	876	16,653
Vector Group Ltd.[1]	1,168	14,892
Molson Coors Beverage Co. — Class B	313	14,517
Exelixis, Inc.*	679	14,354
McKesson Corp.[1]	71	14,156
Laboratory Corporation of America Holdings*	46	12,946
Regeneron Pharmaceuticals, Inc.*,1	21	12,709
Pfizer, Inc.[1]	293	12,602
Vertex Pharmaceuticals, Inc.*	67	12,153
Bruker Corp.	149	11,637
Grand Canyon Education, Inc.*	125	10,995
Sage Therapeutics, Inc.*	239	10,590
Enanta Pharmaceuticals, Inc.*	185	10,510
Total Consumer, Non-cyclical		887,179
Financial - 19.5%
Enstar Group Ltd.*	194	45,538
Synchrony Financial	916	44,774
Safety Insurance Group, Inc.	546	43,270
Mercury General Corp.	759	42,254
Goldman Sachs Group, Inc.	106	40,071
Old Republic International Corp.	1,727	39,945
Evercore, Inc. — Class A	289	38,631
Hanover Insurance Group, Inc.[1]	286	37,071
Raymond James Financial, Inc.	398	36,681
Stewart Information Services Corp.	565	35,742
AMERISAFE, Inc.	576	32,348
OneMain Holdings, Inc.	479	26,503
Piper Sandler Cos.	184	25,477
BankUnited, Inc.	595	24,883
Allstate Corp.[1]	192	24,444
Discover Financial Services	197	24,201
Houlihan Lokey, Inc.	250	23,025
Interactive Brokers Group, Inc. — Class A	364	22,692
Brandywine Realty Trust REIT[1]	1,580	21,204
Arch Capital Group Ltd.*	544	20,770
Essent Group Ltd.	458	20,157
Federated Hermes, Inc. — Class B	541	17,583
Everest Re Group Ltd.	70	17,555
Affiliated Managers Group, Inc.	115	17,375
Radian Group, Inc.	738	16,767
Janus Henderson Group plc	405	16,739
SEI Investments Co.	263	15,596
Jefferies Financial Group, Inc.	371	13,775
Markel Corp.*	11	13,146
First American Financial Corp.	181	12,136
MGIC Investment Corp.	740	11,070
Artisan Partners Asset Management, Inc. — Class A	198	9,686
Industrial Logistics Properties Trust REIT	317	8,055
Total Financial		839,164
Consumer, Cyclical - 14.7%
Gentex Corp.[1]	1,425	46,996
AutoZone, Inc.*,1	26	44,148
Yum! Brands, Inc.[1]	322	39,384
Cummins, Inc.[1]	164	36,828
Allison Transmission Holdings, Inc.[1]	935	33,024
AutoNation, Inc.*,1	247	30,075
Brunswick Corp.[1]	309	29,438
Buckle, Inc.	670	26,525
Whirlpool Corp.	127	25,890
Polaris, Inc.	213	25,488
Dolby Laboratories, Inc. — Class A1	283	24,904
Autoliv, Inc.	271	23,230
Acushnet Holdings Corp.	496	23,163
MSC Industrial Direct Company, Inc. — Class A1	266	21,331
Dick's Sporting Goods, Inc.	176	21,079
Carter's, Inc.	214	20,809
Gentherm, Inc.*,1	233	18,857
Foot Locker, Inc.	391	17,853
Sleep Number Corp.*	182	17,014
Big Lots, Inc.	343	14,872
Zumiez, Inc.*	367	14,592
NVR, Inc.*	3	14,382
WW Grainger, Inc.[1]	30	11,792
Hibbett, Inc.	159	11,248
Jack in the Box, Inc.	112	10,901
MarineMax, Inc.*	201	9,753
Williams-Sonoma, Inc.	53	9,398
Tri Pointe Homes, Inc.*	446	9,375
Total Consumer, Cyclical		632,349
Industrial - 13.6%
Snap-on, Inc.[1]	194	40,536
Toro Co.[1]	406	39,548
MDU Resources Group, Inc.[1]	1,268	37,622

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Industrial - 13.6% (continued)
Sturm Ruger & Company, Inc.	483	$35,636
Watts Water Technologies, Inc. — Class A	196	32,946
Donaldson Company, Inc.[1]	568	32,609
Worthington Industries, Inc.	614	32,358
Huntington Ingalls Industries, Inc.	154	29,731
Eagle Materials, Inc.	189	24,789
OSI Systems, Inc.*	246	23,321
Keysight Technologies, Inc.*	141	23,165
Vishay Intertechnology, Inc.[1]	1,142	22,943
Owens Corning[1]	209	17,869
3M Co.[1]	95	16,665
Boise Cascade Co.	294	15,870
A O Smith Corp.	253	15,451
Louisiana-Pacific Corp.	237	14,545
Mueller Industries, Inc.	344	14,138
Lincoln Electric Holdings, Inc.	107	13,781
Timken Co.[1]	196	12,822
Waters Corp.*,1	33	11,791
Oshkosh Corp.[1]	115	11,773
Albany International Corp. — Class A	146	11,223
Acuity Brands, Inc.[1]	64	11,096
Hillenbrand, Inc.[1]	250	10,662
Sanmina Corp.*,1	275	10,598
Pentair plc	145	10,531
AGCO Corp.[1]	83	10,170
Total Industrial		584,189
Technology - 9.3%
CSG Systems International, Inc.[1]	907	43,718
Progress Software Corp.	868	42,697
Cirrus Logic, Inc.*,1	477	39,281
Rambus, Inc.*	1,751	38,872
NetApp, Inc.[1]	420	37,699
Oracle Corp.	323	28,143
HP, Inc.[1]	798	21,833
Qorvo, Inc.*	124	20,732
Lumentum Holdings, Inc.*	236	19,715
Intel Corp.	345	18,382
Seagate Technology Holdings plc[1]	200	16,504
Xperi Holding Corp.	787	14,827
Dropbox, Inc. — Class A*	477	13,938
Texas Instruments, Inc.[1]	69	13,262
Kulicke & Soffa Industries, Inc.	187	10,898
ExlService Holdings, Inc.*	87	10,712
CommVault Systems, Inc.*	110	8,284
Total Technology		399,497
Utilities - 8.0%
National Fuel Gas Co.	844	44,327
IDACORP, Inc.[1]	384	39,698
Chesapeake Utilities Corp.	312	37,456
UGI Corp.[1]	876	37,335
MGE Energy, Inc.[1]	506	37,191
American States Water Co.[1]	407	34,807
CMS Energy Corp.	547	32,672
DTE Energy Co.	263	29,380
Southern Co.[1]	312	19,335
Public Service Enterprise Group, Inc.[1]	315	19,183
Sempra Energy[1]	99	12,523
Total Utilities		343,907
Communications - 7.8%
Omnicom Group, Inc.[1]	595	43,114
Viavi Solutions, Inc.*,1	2,605	41,003
Cisco Systems, Inc.[1]	744	40,496
TEGNA, Inc.	1,840	36,285
Juniper Networks, Inc.[1]	694	19,099
Yelp, Inc. — Class A*	507	18,881
Cogent Communications Holdings, Inc.	248	17,568
InterDigital, Inc.[1]	254	17,226
VeriSign, Inc.*,1	75	15,376
F5 Networks, Inc.*	72	14,312
Nexstar Media Group, Inc. — Class A1	94	14,284
World Wrestling Entertainment, Inc. — Class A	248	13,953
Arista Networks, Inc.*	36	12,371
Fox Corp. — Class A	265	10,629
Telephone & Data Systems, Inc.[1]	541	10,549
Ciena Corp.*,1	183	9,397
Total Communications		334,543
Basic Materials - 1.6%
Nucor Corp.	198	19,501
NewMarket Corp.	53	17,955
Reliance Steel & Aluminum Co.	94	13,387
Ingevity Corp.*	139	9,920
Royal Gold, Inc.	79	7,544
Total Basic Materials		68,307
Energy - 0.5%
Equitrans Midstream Corp.	1,205	12,219
Antero Midstream Corp.	1,061	11,055
Total Energy		23,274
Total Common Stocks
(Cost $4,048,222)		4,112,409

MONEY MARKET FUND† - 8.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	363,047	363,047
Total Money Market Fund
(Cost $363,047)		363,047
Total Investments - 104.2%
(Cost $4,411,269)		$4,475,456
Other Assets & Liabilities, net - (4.2)%		(181,008)
Total Net Assets - 100.0%		$4,294,448

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$1,023,928	$(22,897)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	1,042,699	(24,411)
						$2,066,627	$(47,308)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$1,765,642	$(6,317)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	1,765,642	(7,984)
						$3,531,284	$(14,301)

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Houlihan Lokey, Inc.	64	0.64%	$640
Jefferies Financial Group, Inc.	95	0.34%	485
Synchrony Financial	236	1.11%	447
Raymond James Financial, Inc.	102	0.90%	375
Stewart Information Services Corp.	145	0.88%	277
Allstate Corp.	49	0.60%	231
Janus Henderson Group plc	104	0.41%	186
MGIC Investment Corp.	190	0.27%	108
First American Financial Corp.	46	0.30%	42
Enstar Group Ltd.	43	0.97%	20
Federated Hermes, Inc. — Class B	139	0.43%	10
Markel Corp.	3	0.34%	(29)
Discover Financial Services	50	0.59%	(31)
Safety Insurance Group, Inc.	140	1.06%	(36)
Radian Group, Inc.	190	0.41%	(44)
Everest Re Group Ltd.	18	0.43%	(63)
Arch Capital Group Ltd.	140	0.51%	(117)
Industrial Logistics Properties Trust	81	0.20%	(128)
SEI Investments Co.	67	0.38%	(158)
BankUnited, Inc.	153	0.61%	(192)
Artisan Partners Asset Management, Inc. — Class A	51	0.24%	(194)
Interactive Brokers Group, Inc. — Class A	93	0.56%	(229)
Piper Sandler Cos.	47	0.62%	(256)
AMERISAFE, Inc.	148	0.80%	(295)
Essent Group Ltd.	118	0.50%	(300)
OneMain Holdings, Inc.	123	0.65%	(317)
Brandywine Realty Trust	407	0.52%	(343)
Affiliated Managers Group, Inc.	29	0.42%	(349)
Evercore, Inc. — Class A	74	0.95%	(433)
Hanover Insurance Group, Inc.	73	0.91%	(594)
Mercury General Corp.	195	1.04%	(781)
Old Republic International Corp.	444	0.98%	(1,129)
Goldman Sachs Group, Inc.	54	1.96%	(1,814)
Total Financial			(5,011)
Industrial
Watts Water Technologies, Inc. — Class A	50	0.81%	1,127
Acuity Brands, Inc.	16	0.27%	462
Waters Corp.	8	0.27%	401
Pentair plc	37	0.26%	162
Louisiana-Pacific Corp.	61	0.36%	67
Lincoln Electric Holdings, Inc.	27	0.33%	12
Albany International Corp. — Class A	37	0.27%	(19)
Keysight Technologies, Inc.	36	0.57%	(62)
Sanmina Corp.	70	0.26%	(147)
Mueller Industries, Inc.	88	0.35%	(165)
OSI Systems, Inc.	63	0.57%	(181)
AGCO Corp.	21	0.25%	(259)
Hillenbrand, Inc.	64	0.26%	(303)
Sturm Ruger & Company, Inc.	124	0.88%	(332)
3M Co.	24	0.40%	(353)
Owens Corning	53	0.43%	(364)
Huntington Ingalls Industries, Inc.	39	0.72%	(422)
Boise Cascade Co.	75	0.39%	(444)
Oshkosh Corp.	29	0.28%	(453)
A O Smith Corp.	65	0.38%	(570)
Donaldson Company, Inc.	146	0.80%	(671)
Timken Co.	50	0.31%	(815)
Worthington Industries, Inc.	158	0.80%	(884)
Eagle Materials, Inc.	48	0.60%	(909)
Toro Co.	104	0.97%	(974)
Snap-on, Inc.	49	0.98%	(1,003)
MDU Resources Group, Inc.	326	0.93%	(1,070)
Vishay Intertechnology, Inc.	294	0.57%	(1,076)
Total Industrial			(9,245)
Consumer, Non-cyclical
Innoviva, Inc.	736	1.18%	1,696
Eagle Pharmaceuticals, Inc.	151	0.81%	1,540
Bio-Rad Laboratories, Inc. — Class A	10	0.72%	1,153
Molson Coors Beverage Co. — Class B	80	0.36%	801
Enanta Pharmaceuticals, Inc.	47	0.26%	702
Blueprint Medicines Corp.	50	0.49%	676
Regeneron Pharmaceuticals, Inc.	5	0.29%	567
Coherus Biosciences, Inc.	372	0.57%	525
Prestige Consumer Healthcare, Inc.	101	0.54%	423
Pfizer, Inc.	75	0.31%	419
McKesson Corp.	18	0.34%	331
PerkinElmer, Inc.	31	0.52%	225
Gilead Sciences, Inc.	157	1.05%	196
Hologic, Inc.	111	0.79%	120
United Therapeutics Corp.	33	0.58%	115
H&R Block, Inc.	435	1.04%	112
Merck & Company, Inc.	80	0.58%	80

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Vector Group Ltd.	67	0.08%	$70
Exelixis, Inc.	175	0.35%	52
Vanda Pharmaceuticals, Inc.	339	0.56%	(98)
EVERTEC, Inc.	188	0.82%	(112)
Sage Therapeutics, Inc.	61	0.26%	(130)
Grand Canyon Education, Inc.	32	0.27%	(154)
Quest Diagnostics, Inc.	71	0.99%	(154)
Perdoceo Education Corp.	736	0.75%	(194)
Bruker Corp.	38	0.28%	(197)
Amphastar Pharmaceuticals, Inc.	225	0.41%	(249)
Vertex Pharmaceuticals, Inc.	17	0.30%	(263)
Laboratory Corporation of America Holdings	12	0.32%	(292)
Corcept Therapeutics, Inc.	260	0.49%	(512)
USANA Health Sciences, Inc.	98	0.87%	(629)
John B Sanfilippo & Son, Inc.	133	1.04%	(765)
Philip Morris International, Inc.	75	0.68%	(811)
Incyte Corp.	70	0.46%	(836)
Amgen, Inc.	37	0.75%	(968)
Bristol-Myers Squibb Co.	172	0.98%	(984)
Herbalife Nutrition Ltd.	106	0.43%	(1,043)
Total Consumer, Non-cyclical			1,412
Utilities
IDACORP, Inc.	99	0.98%	322
American States Water Co.	104	0.85%	204
Public Service Enterprise Group, Inc.	81	0.47%	150
Southern Co.	80	0.48%	44
Sempra Energy	25	0.30%	(75)
National Fuel Gas Co.	217	1.09%	(132)
Chesapeake Utilities Corp.	80	0.92%	(162)
CMS Energy Corp.	140	0.80%	(173)
DTE Energy Co.	56	0.60%	(229)
UGI Corp.	225	0.92%	(430)
MGE Energy, Inc.	130	0.92%	(445)
Total Utilities			(926)
Technology
CSG Systems International, Inc.	233	1.08%	602
NetApp, Inc.	108	0.93%	488
Progress Software Corp.	223	1.05%	473
ExlService Holdings, Inc.	22	0.26%	359
Texas Instruments, Inc.	17	0.31%	157
Seagate Technology Holdings plc	51	0.40%	89
Intel Corp.	88	0.45%	(23)
Rambus, Inc.	451	0.96%	(28)
Cirrus Logic, Inc.	123	0.97%	(28)
Lumentum Holdings, Inc.	60	0.48%	(47)
CommVault Systems, Inc.	28	0.20%	(242)
Oracle Corp.	83	0.69%	(249)
Dropbox, Inc. — Class A	123	0.34%	(391)
Xperi Holding Corp.	202	0.37%	(408)
Qorvo, Inc.	31	0.50%	(603)
HP, Inc.	205	0.54%	(628)
Kulicke & Soffa Industries, Inc.	48	0.27%	(732)
Total Technology			(1,211)
Communications
Cisco Systems, Inc.	191	1.00%	442
Juniper Networks, Inc.	178	0.47%	193
Fox Corp. — Class A	68	0.26%	169
F5 Networks, Inc.	18	0.34%	110
Nexstar Media Group, Inc. — Class A	24	0.35%	64
VeriSign, Inc.	19	0.37%	20
World Wrestling Entertainment, Inc. — Class A	63	0.34%	(65)
Ciena Corp.	47	0.23%	(72)
Arista Networks, Inc.	9	0.30%	(181)
Yelp, Inc. — Class A	130	0.46%	(212)
InterDigital, Inc.	65	0.42%	(271)
Cogent Communications Holdings, Inc.	64	0.43%	(358)
Telephone & Data Systems, Inc.	139	0.26%	(531)
Viavi Solutions, Inc.	671	1.01%	(717)
Omnicom Group, Inc.	153	1.06%	(953)
Total Communications			(2,362)
Energy
Equitrans Midstream Corp.	310	0.30%	304
Antero Midstream Corp.	273	0.27%	(5)
Total Energy			299
Consumer, Cyclical
AutoZone, Inc.	6	0.98%	1,907
AutoNation, Inc.	63	0.74%	1,513
Dick's Sporting Goods, Inc.	45	0.52%	427
Gentherm, Inc.	60	0.47%	314
Yum! Brands, Inc.	83	0.97%	126
Sleep Number Corp.	46	0.41%	59
MarineMax, Inc.	52	0.24%	(18)
Buckle, Inc.	172	0.65%	(41)
Williams-Sonoma, Inc.	13	0.22%	(52)
Zumiez, Inc.	94	0.36%	(77)
Tri Pointe Homes, Inc.	114	0.23%	(146)
Brunswick Corp.	79	0.72%	(163)
Polaris, Inc.	54	0.62%	(223)
Gentex Corp.	367	1.16%	(253)
WW Grainger, Inc.	7	0.26%	(293)
Carter's, Inc.	55	0.51%	(309)
Jack in the Box, Inc.	28	0.26%	(322)
Big Lots, Inc.	88	0.37%	(384)
Autoliv, Inc.	69	0.57%	(387)
Acushnet Holdings Corp.	127	0.57%	(439)
MSC Industrial Direct Company, Inc. — Class A	68	0.52%	(521)
Whirlpool Corp.	32	0.63%	(719)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dolby Laboratories, Inc. — Class A	72	0.61%	$(775)
Cummins, Inc.	42	0.90%	(856)
Hibbett, Inc.	41	0.28%	(1,117)
Allison Transmission Holdings, Inc.	240	0.81%	(1,150)
Foot Locker, Inc.	100	0.44%	(1,183)
Total Consumer, Cyclical			(5,082)
Basic Materials
NewMarket Corp.	13	0.42%	57
Royal Gold, Inc.	20	0.18%	(359)
Ingevity Corp.	36	0.25%	(416)
Reliance Steel & Aluminum Co.	24	0.33%	(732)
Nucor Corp.	51	0.48%	(835)
Total Basic Materials			(2,285)
Total MS Equity Long Custom Basket			$(24,411)

MS EQUITY SHORT CUSTOM BASKET
Financial
Americold Realty Trust	895	(1.48)%	$8,030
Digital Realty Trust, Inc.	190	(1.55)%	2,476
JBG SMITH Properties	653	(1.10)%	2,296
Safehold, Inc.	142	(0.58)%	1,904
Crown Castle International Corp.	51	(0.50)%	1,065
CyrusOne, Inc.	203	(0.89)%	738
Ventas, Inc.	149	(0.47)%	706
Equitable Holdings, Inc.	504	(0.85)%	624
Apartment Income REIT Corp.	129	(0.36)%	403
Welltower, Inc.	383	(1.79)%	392
State Street Corp.	362	(1.74)%	307
Alexandria Real Estate Equities, Inc.	109	(1.18)%	229
Host Hotels & Resorts, Inc.	2,033	(1.88)%	101
Healthpeak Properties, Inc.	566	(1.07)%	49
Wells Fargo & Co.	242	(0.64)%	(221)
Lincoln National Corp.	233	(0.91)%	(257)
Sunstone Hotel Investors, Inc.	1,975	(1.34)%	(451)
Outfront Media, Inc.	589	(0.84)%	(472)
Pebblebrook Hotel Trust	714	(0.91)%	(537)
Bank of America Corp.	818	(1.97)%	(597)
Apple Hospitality REIT, Inc.	626	(0.56)%	(604)
JPMorgan Chase & Co.	210	(1.95)%	(832)
Comerica, Inc.	157	(0.72)%	(1,075)
Howard Hughes Corp.	179	(0.89)%	(1,158)
Western Alliance Bancorporation	163	(1.00)%	(1,807)
UDR, Inc.	542	(1.63)%	(1,894)
Rayonier, Inc.	410	(0.83)%	(2,075)
First Republic Bank	96	(1.05)%	(3,445)
Equinix, Inc.	39	(1.75)%	(3,865)
Rexford Industrial Realty, Inc.	346	(1.11)%	(7,103)
Sun Communities, Inc.	157	(1.65)%	(8,134)
Total Financial			(15,207)
Utilities
ONE Gas, Inc.	371	(1.33)%	5,199
Atmos Energy Corp.	342	(1.71)%	4,298
Edison International	568	(1.78)%	1,392
CenterPoint Energy, Inc.	355	(0.49)%	452
Total Utilities			11,341
Industrial
Stericycle, Inc.	477	(1.84)%	2,652
Jacobs Engineering Group, Inc.	247	(1.85)%	1,798
US Ecology, Inc.	280	(0.51)%	1,428
Harsco Corp.	792	(0.76)%	988
Boeing Co.	128	(1.59)%	734
TransDigm Group, Inc.	19	(0.67)%	109
General Electric Co.	79	(0.46)%	(92)
Waste Management, Inc.	216	(1.83)%	(2,728)
Republic Services, Inc. — Class A	267	(1.82)%	(2,863)
Tetra Tech, Inc.	85	(0.72)%	(4,917)
Casella Waste Systems, Inc. — Class A	382	(1.64)%	(8,222)
Total Industrial			(11,113)
Technology
Clarivate plc	739	(0.92)%	3,452
Coupa Software, Inc.	59	(0.73)%	2,791
DocuSign, Inc.	29	(0.42)%	1,525
Twilio, Inc. — Class A	22	(0.40)%	1,060
Splunk, Inc.	75	(0.61)%	1,027
Everbridge, Inc.	59	(0.50)%	912
KBR, Inc.	840	(1.87)%	532
Zscaler, Inc.	35	(0.52)%	(47)
Smartsheet, Inc. — Class A	100	(0.39)%	(617)
Ceridian HCM Holding, Inc.	99	(0.63)%	(2,302)
Total Technology			8,333
Consumer, Non-cyclical
Teladoc Health, Inc.	157	(1.13)%	2,783
ManpowerGroup, Inc.	200	(1.23)%	2,269
Brink's Co.	121	(0.43)%	1,560
Guardant Health, Inc.	160	(1.13)%	294
CoStar Group, Inc.	385	(1.88)%	(55)
Sysco Corp.	125	(0.56)%	(132)
Total Consumer, Non-cyclical			6,719
Consumer, Cyclical
United Airlines Holdings, Inc.	718	(1.93)%	3,414
JetBlue Airways Corp.	1,880	(1.63)%	3,179
Freshpet, Inc.	102	(0.82)%	1,947
DraftKings, Inc. — Class A	132	(0.36)%	1,640
Spirit Airlines, Inc.	437	(0.64)%	812
Alaska Air Group, Inc.	399	(1.32)%	642
Delta Air Lines, Inc.	822	(1.98)%	92

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	542	(1.58)%	$(1,216)
American Airlines Group, Inc.	1,699	(1.97)%	(1,873)
Royal Caribbean Cruises Ltd.	200	(1.01)%	(1,975)
Total Consumer, Cyclical			6,662
Energy
Schlumberger N.V.	625	(1.05)%	3,321
Sunrun, Inc.	189	(0.47)%	316
Helmerich & Payne, Inc.	248	(0.39)%	(154)
Phillips 66	480	(1.90)%	(287)
NOV, Inc.	507	(0.38)%	(587)
Hess Corp.	105	(0.46)%	(858)
Patterson-UTI Energy, Inc.	1,379	(0.70)%	(1,723)
Pioneer Natural Resources Co.	224	(2.11)%	(2,156)
Valero Energy Corp.	515	(2.06)%	(3,117)
Devon Energy Corp.	330	(0.66)%	(3,367)
Diamondback Energy, Inc.	187	(1.00)%	(3,623)
Range Resources Corp.	689	(0.88)%	(3,700)
Halliburton Co.	1,514	(1.85)%	(3,814)
Total Energy			(19,749)
Communications
Okta, Inc.	75	(1.01)%	1,598
Uber Technologies, Inc.	398	(1.01)%	1,108
Chewy, Inc. — Class A	89	(0.34)%	784
Anaplan, Inc.	153	(0.53)%	248
Lyft, Inc. — Class A	309	(0.94)%	(1,753)
Total Communications			1,985
Basic Materials
International Flavors & Fragrances, Inc.	196	(1.48)%	3,045
Total MS Equity Short Custom Basket			$(7,984)

GS EQUITY LONG CUSTOM BASKET
Industrial
Watts Water Technologies, Inc. — Class A	50	0.84%	$1,133
Acuity Brands, Inc.	16	0.27%	466
Waters Corp.	8	0.28%	402
Pentair plc	37	0.26%	160
Louisiana-Pacific Corp.	61	0.37%	64
Lincoln Electric Holdings, Inc.	27	0.34%	4
Albany International Corp. — Class A	37	0.28%	(19)
Keysight Technologies, Inc.	36	0.58%	(61)
Sanmina Corp.	70	0.26%	(147)
Mueller Industries, Inc.	88	0.35%	(168)
OSI Systems, Inc.	63	0.58%	(182)
AGCO Corp.	21	0.25%	(268)
Hillenbrand, Inc.	64	0.27%	(304)
Sturm Ruger & Company, Inc.	124	0.89%	(335)
3M Co.	24	0.41%	(344)
Owens Corning	53	0.44%	(364)
Huntington Ingalls Industries, Inc.	39	0.74%	(426)
Oshkosh Corp.	29	0.29%	(451)
Boise Cascade Co.	75	0.40%	(451)
A O Smith Corp.	65	0.39%	(573)
Donaldson Company, Inc.	146	0.82%	(676)
Timken Co.	50	0.32%	(805)
Worthington Industries, Inc.	158	0.81%	(904)
Eagle Materials, Inc.	48	0.61%	(920)
Toro Co.	104	0.99%	(983)
Snap-on, Inc.	49	1.00%	(1,028)
MDU Resources Group, Inc.	326	0.94%	(1,072)
Vishay Intertechnology, Inc.	294	0.58%	(1,076)
Total Industrial			(9,328)
Consumer, Non-cyclical
Innoviva, Inc.	736	1.20%	1,699
Eagle Pharmaceuticals, Inc.	151	0.82%	1,510
Bio-Rad Laboratories, Inc. — Class A	10	0.73%	1,149
Molson Coors Beverage Co. — Class B	80	0.36%	798
Enanta Pharmaceuticals, Inc.	47	0.26%	702
Blueprint Medicines Corp.	50	0.50%	676
Regeneron Pharmaceuticals, Inc.	5	0.30%	566
Coherus Biosciences, Inc.	372	0.58%	531
Prestige Consumer Healthcare, Inc.	101	0.55%	424
Pfizer, Inc.	75	0.32%	419
McKesson Corp.	18	0.35%	318
PerkinElmer, Inc.	31	0.52%	226
Gilead Sciences, Inc.	157	1.07%	204
H&R Block, Inc.	435	1.06%	122
Hologic, Inc.	111	0.80%	121
United Therapeutics Corp.	33	0.59%	119
Merck & Company, Inc.	80	0.59%	84
Vector Group Ltd.	67	0.08%	69
Exelixis, Inc.	175	0.36%	54
Vanda Pharmaceuticals, Inc.	339	0.57%	(109)
EVERTEC, Inc.	188	0.84%	(126)
Quest Diagnostics, Inc.	71	1.01%	(145)
Sage Therapeutics, Inc.	61	0.26%	(151)
Grand Canyon Education, Inc.	32	0.27%	(153)
Bruker Corp.	38	0.29%	(197)
Perdoceo Education Corp.	736	0.76%	(205)
Vertex Pharmaceuticals, Inc.	17	0.30%	(252)
Amphastar Pharmaceuticals, Inc.	225	0.42%	(253)
Laboratory Corporation of America Holdings	12	0.33%	(281)
Corcept Therapeutics, Inc.	260	0.50%	(526)
USANA Health Sciences, Inc.	98	0.88%	(628)
John B Sanfilippo & Son, Inc.	133	1.06%	(779)
Philip Morris International, Inc.	75	0.69%	(801)
Incyte Corp.	70	0.47%	(832)
Amgen, Inc.	37	0.77%	(968)
Bristol-Myers Squibb Co.	172	0.99%	(979)
Herbalife Nutrition Ltd.	106	0.44%	(1,036)
Total Consumer, Non-cyclical			1,370
Communications
Cisco Systems, Inc.	191	1.02%	440
Juniper Networks, Inc.	178	0.48%	197
Fox Corp. — Class A	68	0.27%	167
F5 Networks, Inc.	18	0.35%	108
Nexstar Media Group, Inc. — Class A	24	0.36%	62
VeriSign, Inc.	19	0.38%	21
World Wrestling Entertainment, Inc. — Class A	63	0.35%	(63)
Ciena Corp.	47	0.24%	(71)
Arista Networks, Inc.	9	0.30%	(184)
Yelp, Inc. — Class A	130	0.47%	(202)
InterDigital, Inc.	65	0.43%	(270)
Cogent Communications Holdings, Inc.	64	0.44%	(356)
Telephone & Data Systems, Inc.	139	0.26%	(535)
Viavi Solutions, Inc.	671	1.03%	(719)
Omnicom Group, Inc.	153	1.08%	(949)
Total Communications			(2,354)
Financial
Houlihan Lokey, Inc.	64	0.58%	651
Jefferies Financial Group, Inc.	95	0.34%	476
Synchrony Financial	236	1.13%	441
Raymond James Financial, Inc.	102	0.92%	367
Stewart Information Services Corp.	145	0.90%	279

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Allstate Corp.	49	0.61%	$230
Janus Henderson Group plc	104	0.42%	187
MGIC Investment Corp.	190	0.28%	99
Enstar Group Ltd.	50	1.15%	89
First American Financial Corp.	46	0.30%	42
Federated Hermes, Inc. — Class B	139	0.44%	16
Markel Corp.	3	0.35%	(33)
Safety Insurance Group, Inc.	140	1.08%	(36)
Discover Financial Services	50	0.60%	(38)
Radian Group, Inc.	190	0.42%	(52)
Everest Re Group Ltd.	18	0.44%	(65)
Arch Capital Group Ltd.	140	0.52%	(121)
Industrial Logistics Properties Trust	81	0.20%	(127)
SEI Investments Co.	67	0.39%	(159)
Artisan Partners Asset Management, Inc. — Class A	51	0.24%	(195)
BankUnited, Inc.	153	0.62%	(205)
Interactive Brokers Group, Inc. — Class A	93	0.57%	(234)
Piper Sandler Cos.	47	0.64%	(253)
AMERISAFE, Inc.	148	0.81%	(295)
Essent Group Ltd.	118	0.51%	(311)
OneMain Holdings, Inc.	123	0.66%	(320)
Brandywine Realty Trust	407	0.53%	(346)
Affiliated Managers Group, Inc.	29	0.43%	(353)
Evercore, Inc. — Class A	74	0.97%	(446)
Hanover Insurance Group, Inc.	73	0.92%	(597)
Mercury General Corp.	195	1.06%	(801)
Old Republic International Corp.	444	1.00%	(1,130)
Total Financial			(3,240)
Consumer, Cyclical
AutoZone, Inc.	6	0.99%	1,897
AutoNation, Inc.	63	0.75%	1,512
Dick's Sporting Goods, Inc.	45	0.53%	425
Gentherm, Inc.	60	0.47%	318
Yum! Brands, Inc.	83	0.99%	133
Sleep Number Corp.	46	0.42%	62
MarineMax, Inc.	52	0.25%	(20)
Buckle, Inc.	172	0.66%	(53)
Williams-Sonoma, Inc.	13	0.23%	(54)
Zumiez, Inc.	94	0.36%	(124)
Tri Pointe Homes, Inc.	114	0.23%	(148)
Brunswick Corp.	79	0.74%	(172)
Polaris, Inc.	54	0.63%	(221)
Gentex Corp.	367	1.18%	(255)
WW Grainger, Inc.	7	0.27%	(289)
Jack in the Box, Inc.	28	0.27%	(307)
Carter's, Inc.	55	0.52%	(307)
Autoliv, Inc.	69	0.58%	(392)
Big Lots, Inc.	88	0.37%	(400)
Acushnet Holdings Corp.	127	0.58%	(436)
MSC Industrial Direct Company, Inc. — Class A	68	0.53%	(523)
Whirlpool Corp.	32	0.64%	(717)
Dolby Laboratories, Inc. — Class A	72	0.62%	(770)
Cummins, Inc.	42	0.92%	(852)
Hibbett, Inc.	41	0.28%	(1,122)
Allison Transmission Holdings, Inc.	240	0.83%	(1,168)
Foot Locker, Inc.	100	0.45%	(1,185)
Total Consumer, Cyclical			(5,168)
Utilities
IDACORP, Inc.	99	1.00%	336
American States Water Co.	104	0.87%	197
Public Service Enterprise Group, Inc.	81	0.48%	154
Southern Co.	80	0.48%	50
Sempra Energy	25	0.31%	(74)
National Fuel Gas Co.	217	1.11%	(139)
CMS Energy Corp.	140	0.82%	(152)
Chesapeake Utilities Corp.	80	0.94%	(168)
DTE Energy Co.	56	0.61%	(204)
UGI Corp.	225	0.94%	(432)
MGE Energy, Inc.	130	0.93%	(452)
Total Utilities			(884)
Technology
CSG Systems International, Inc.	233	1.10%	588
NetApp, Inc.	108	0.95%	488
Progress Software Corp.	223	1.07%	477
ExlService Holdings, Inc.	22	0.26%	356
Texas Instruments, Inc.	17	0.32%	155
Seagate Technology Holdings plc	51	0.41%	89
Intel Corp.	88	0.46%	(28)
Rambus, Inc.	451	0.98%	(42)
Lumentum Holdings, Inc.	60	0.49%	(46)
Cirrus Logic, Inc.	123	0.99%	(50)
CommVault Systems, Inc.	28	0.21%	(247)
Oracle Corp.	83	0.71%	(252)
Dropbox, Inc. — Class A	123	0.35%	(392)
Xperi Holding Corp.	202	0.37%	(431)
Qorvo, Inc.	31	0.51%	(616)
HP, Inc.	205	0.55%	(627)
Kulicke & Soffa Industries, Inc.	48	0.27%	(727)
Total Technology			(1,305)
Basic Materials
NewMarket Corp.	13	0.43%	57
Royal Gold, Inc.	20	0.19%	(360)
Ingevity Corp.	36	0.25%	(415)
Reliance Steel & Aluminum Co.	24	0.33%	(731)
Nucor Corp.	51	0.49%	(839)
Total Basic Materials			(2,288)
Energy
Equitrans Midstream Corp.	310	0.31%	302
Antero Midstream Corp.	273	0.28%	(2)
Total Energy			300
Total GS Equity Long Custom Basket			$(22,897)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
United Airlines Holdings, Inc.	718	(1.94)%	$3,413
JetBlue Airways Corp.	1,880	(1.63)%	3,175
Freshpet, Inc.	102	(0.82)%	1,953
DraftKings, Inc. — Class A	132	(0.36)%	1,645
Spirit Airlines, Inc.	437	(0.64)%	778
Alaska Air Group, Inc.	399	(1.32)%	627
Delta Air Lines, Inc.	822	(1.98)%	95
Southwest Airlines Co.	542	(1.58)%	(1,213)
American Airlines Group, Inc.	1,699	(1.97)%	(1,910)
Royal Caribbean Cruises Ltd.	200	(1.01)%	(1,974)
Total Consumer, Cyclical			6,589
Communications
Okta, Inc.	75	(1.01)%	1,590
Uber Technologies, Inc.	398	(1.01)%	1,114
Chewy, Inc. — Class A	89	(0.34)%	777
Anaplan, Inc.	153	(0.53)%	243
Lyft, Inc. — Class A	309	(0.94)%	(1,772)
Total Communications			1,952
Financial
Americold Realty Trust	895	(1.47)%	7,742
Digital Realty Trust, Inc.	190	(1.55)%	2,479
JBG SMITH Properties	653	(1.10)%	2,299
Safehold, Inc.	142	(0.58)%	1,873
Crown Castle International Corp.	51	(0.50)%	1,067
CyrusOne, Inc.	203	(0.89)%	717
Ventas, Inc.	149	(0.47)%	700
Equitable Holdings, Inc.	504	(0.85)%	633
Apartment Income REIT Corp.	129	(0.36)%	404
Welltower, Inc.	383	(1.79)%	387
State Street Corp.	362	(1.74)%	323
Alexandria Real Estate Equities, Inc.	109	(1.18)%	220
Host Hotels & Resorts, Inc.	2,033	(1.88)%	87
Healthpeak Properties, Inc.	566	(1.07)%	52
Lincoln National Corp.	233	(0.91)%	(211)
Wells Fargo & Co.	242	(0.64)%	(218)
Outfront Media, Inc.	589	(0.84)%	(468)
Sunstone Hotel Investors, Inc.	1,975	(1.34)%	(514)
Pebblebrook Hotel Trust	714	(0.91)%	(555)
Bank of America Corp.	818	(1.97)%	(593)
Apple Hospitality REIT, Inc.	626	(0.56)%	(602)
JPMorgan Chase & Co.	210	(1.95)%	(877)
Comerica, Inc.	157	(0.72)%	(1,045)
Howard Hughes Corp.	179	(0.89)%	(1,127)
Western Alliance Bancorporation	163	(1.00)%	(1,814)
UDR, Inc.	542	(1.63)%	(1,885)
Rayonier, Inc.	410	(0.83)%	(2,064)
Equinix, Inc.	39	(1.75)%	(3,341)
First Republic Bank	96	(1.05)%	(3,452)
Rexford Industrial Realty, Inc.	346	(1.11)%	(5,868)
Sun Communities, Inc.	157	(1.65)%	(7,064)
Total Financial			(12,715)
Energy
Schlumberger N.V.	625	(1.05)%	3,342
Sunrun, Inc.	189	(0.47)%	329
Helmerich & Payne, Inc.	248	(0.39)%	(157)
Phillips 66	480	(1.90)%	(396)
NOV, Inc.	507	(0.38)%	(591)
Hess Corp.	105	(0.46)%	(876)
Patterson-UTI Energy, Inc.	1,379	(0.70)%	(1,716)
Pioneer Natural Resources Co.	224	(2.11)%	(2,179)
Valero Energy Corp.	515	(2.06)%	(3,254)
Devon Energy Corp.	330	(0.66)%	(3,391)
Range Resources Corp.	689	(0.88)%	(3,638)
Diamondback Energy, Inc.	187	(1.00)%	(3,700)
Halliburton Co.	1,514	(1.85)%	(3,833)
Total Energy			(20,060)
Basic Materials
International Flavors & Fragrances, Inc.	196	(1.48)%	3,000
Industrial
Stericycle, Inc.	477	(1.84)%	2,665
Jacobs Engineering Group, Inc.	247	(1.85)%	1,801
US Ecology, Inc.	280	(0.51)%	1,430
Harsco Corp.	792	(0.76)%	980
Boeing Co.	128	(1.59)%	710
TransDigm Group, Inc.	19	(0.67)%	110
General Electric Co.	79	(0.46)%	(96)
Waste Management, Inc.	216	(1.83)%	(2,731)
Republic Services, Inc. — Class A	267	(1.82)%	(2,920)
Tetra Tech, Inc.	85	(0.72)%	(4,921)
Casella Waste Systems, Inc. — Class A	382	(1.64)%	(8,233)
Total Industrial			(11,205)
Technology
Clarivate plc	739	(0.92)%	3,448
Coupa Software, Inc.	59	(0.73)%	2,775
DocuSign, Inc.	29	(0.42)%	1,505
Twilio, Inc. — Class A	22	(0.40)%	1,052
Splunk, Inc.	75	(0.61)%	1,021
Everbridge, Inc.	59	(0.50)%	908
KBR, Inc.	840	(1.87)%	496
Zscaler, Inc.	35	(0.52)%	(50)
Smartsheet, Inc. — Class A	100	(0.39)%	(625)
Ceridian HCM Holding, Inc.	99	(0.63)%	(2,314)
Total Technology			8,216
Consumer, Non-cyclical
Teladoc Health, Inc.	157	(1.13)%	2,773
ManpowerGroup, Inc.	200	(1.23)%	2,257
Brink's Co.	121	(0.43)%	1,553
Guardant Health, Inc.	160	(1.13)%	292
CoStar Group, Inc.	385	(1.88)%	(90)
Sysco Corp.	125	(0.56)%	(124)
Total Consumer, Non-cyclical			6,661

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
ONE Gas, Inc.	371	(1.33)%	$5,190
Atmos Energy Corp.	342	(1.71)%	4,275
Edison International	568	(1.78)%	1,329
CenterPoint Energy, Inc.	355	(0.49)%	451
Total Utilities			11,245
Total GS Equity Short Custom Basket			$(6,317)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2021.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,112,409	$—	$—	$4,112,409
Money Market Fund	363,047	—	—	363,047
Total Assets	$4,475,456	$—	$—	$4,475,456

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$61,609	$—	$61,609

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At September 30, 2021, the Trust consisted of fourteen funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

 A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales or derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$246,732,105	$18,293,070	$(1,149,794)	$17,143,276
Series B (Large Cap Value Series)	169,195,451	59,795,299	(2,419,134)	57,376,165
Series D (World Equity Income Series)	123,579,533	13,186,385	(5,641,200)	7,545,185
Series E (Total Return Bond Series)	170,667,661	6,411,283	(2,632,287)	3,778,996
Series F (Floating Rate Strategies Series)	48,524,693	168,349	(476,158)	(307,809)
Series J (StylePlus—Mid Growth Series)	193,797,291	14,452,673	(1,627,948)	12,824,725
Series N (Managed Asset Allocation Series)	33,283,038	12,773,941	(475,521)	12,298,420
Series O (All Cap Value Series)	77,122,218	25,117,831	(1,603,784)	23,514,047
Series P (High Yield Series)	49,618,812	1,589,119	(1,494,039)	95,080
Series Q (Small Cap Value Series)	58,014,561	16,464,335	(3,880,081)	12,584,254
Series V (SMid Cap Value Series)	150,424,997	38,980,642	(7,616,675)	31,363,967
Series X (StylePlus—Small Growth Series)	36,955,487	944,018	(1,562,873)	(618,855)
Series Y (StylePlus—Large Growth Series)	51,461,953	5,671,696	(277,971)	5,393,725
Series Z (Alpha Opportunity Series)	4,417,073	210,144	(213,370)	(3,226)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2021. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2021, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Higginbotham	11/25/26	$8,092	$104
	HighTower Holding LLC	04/21/28	30,000	38
	MB2 Dental Solutions LLC	12/22/21	158,578	638
	Medline Industries, Inc.	08/06/22	450,000	–
	National Mentor Holdings, Inc.	03/02/28	4,467	20
	Service Logic Acquisition, Inc.	10/29/27	17,164	–
			$668,301	$800
Series F (Floating Rate Strategies Series)
	Aveanna Healthcare LLC	07/17/28	37,736	47
	DG Investment Intermediate Holdings 2, Inc.	03/31/28	2,649	–
	Hillman Group, Inc.	07/14/28	46,222	106
	National Mentor Holdings, Inc.	03/02/28	8,933	41
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	11,111	–
	Pro Mach Group, Inc.	08/31/28	27,933	–
	TricorBraun Holdings, Inc.	03/03/28	24,178	148
			$158,762	$342

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Borrower	Maturity Date	Face Amount	Value
Series P (High Yield Series)
	Eisner Advisory Group	07/28/28	4,545	–
	Medline Industries, Inc.	08/06/22	450,000	–
	National Mentor Holdings, Inc.	03/02/28	4,467	20
	Pro Mach Group, Inc.	08/31/28	10,475	–
	PT Intermediate Holdings III LLC	10/15/25	6,332	30
	SCP Eye Care Services LLC	03/16/28	22,159	28
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	11,045	–
			$509,022	$78

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$17,304	$20,538
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	692,046	691,721
	LSTAR Securities Investment Ltd.
	2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	369,919	371,045
	LSTAR Securities Investment Ltd.
	2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[2]	03/17/21	252,268	252,371
			$1,331,537	$1,335,675
Series P (High Yield Series)
	Basic Energy Services, Inc.
	due 10/15/23[3]	09/25/18	174,194	13,125
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	19,504
			$528,103	$32,629

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds' investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.